---------------------
              DEAR ANCHOR PATHWAY INVESTOR:

                We are pleased to offer the following report on the Anchor
              Pathway Fund, which serves as the underlying investment vehicle for the American Pathway II Variable Annuity. This report covers the 12 months ended February 29, 2000. As we mentioned in our last report to you, the fund's year-end was changed to February 28 (February 29 in leap year), in order to reduce fund costs and to facilitate timely reporting to our shareholders. The following commentary on the economy in general and the investment activities of each of the series has been provided by Capital Research and Management Company (CRMC), the investment adviser to the Anchor Pathway Fund.

              ECONOMIC REVIEW

                For most of the year ended February 29, 2000, global equity markets continued their strong march upward. As economies around the world improved further, investors maintained a high level of confidence, and stock prices rapidly appreciated. The U.S. was a part of this trend early in the period; however, it was not an active participant in this market euphoria over the past few months. Another notable exception was the United Kingdom.

                In general, most sectors of the world enjoyed stronger economic growth than has been seen for the past several years (prior to the Asian contagion that spread through most of the world in 1997 and
              1998). Europe's economies rebounded from their doldrums experienced in early 1999 -- to such a level, in fact, that the EU Economic Ministers found it necessary to begin raising interest rates over the past couple of months. European stock markets, like their U.S. counterparts last year, were able to ignore the rising rate scenario and proceed to higher ground. U.S. markets, on the other hand, may be seeing the first signs of inflationary and higher-interest-rate worries impacting stock prices. CRMC notes that while the broad indices have been in positive territory for the past 12 months, it has been an extremely volatile period nonetheless.

                Longer term, the U.S. economy continues to grow at a healthy --
              although potentially troublesome -- pace. Unemployment remains at historically low levels, consumer spending and income growth are robust, and inflation remains subdued. While the U.S. economy is now in its tenth year of expansion, other economies throughout the world are just beginning to enjoy the fruits of growth. With virtually all economies in the world in a growth mode it can be easy to be lulled into an euphoric state; however, as market volatility over the past few years has shown, investors' enthusiasm for stocks can change quite rapidly. By maintaining a long-term perspective, CRMC can assess the opportunities that exist, and ultimately act on its convictions about what is most appropriate for contractholders.

                Here are brief comments on the investment activities of each series:

                THE GROWTH SERIES gained 58.1% for the 12 months ending February
              29, compared to the benchmarks S&P 500, which posted 11.72%. The series' primary objective is growth of capital, and CRMC is pleased to note that the majority of holdings increased in price. The series was especially well served by its sizable exposure to technology-related companies, including one of the largest holdings, Texas Instruments. That said, concern about the current valuations of many technology stocks has led CRMC to consider other sectors, such as healthcare, for better values. The portfolio invests primarily in U.S. companies, although most do a significant amount of business abroad.

        ------------------------------------------------------------------------

                                                           ---------------------

---------------------

                THE INTERNATIONAL SERIES increased 65.4% for the 12 months ended
              February 29, compared to the benchmark MSCI EAFE index return of 25.77%. The Series benefited from exposure to the telecommunications-related stocks, strength in Japanese stock prices and a rebound in Asian markets. Some of the period's biggest gainers include Nortel, Telefonos de Mexico, and Rohm, all of which are large holdings. While Europe was generally weak, major holdings in investments such as Deutsche Telekom, CANAL+, Ericsson, and Nokia helped the series.

                THE GROWTH-INCOME SERIES appreciated only 2.8% for the 12 months ended February 29, reflecting the broad market decline in the last two months, compared to the S&P 500 return of 11.72%. The series' focus on value-oriented, dividend-paying stocks also constrained results since last summer, as investors fretted about the possible negative impact on earnings of a new round of rising interest rates. However, a number of portfolio holdings, including Cisco, Nokia, 3Com, Applied Materials, Corning and Texas Instruments realized 12-month gains of 170% to 270%. In addition, significant gains were evident among media and oil holdings, but our large commitment to the pharmaceutical and banking industries detracted from results over the past year. Given the substantial level of speculation CRMC is seeing in the market, the manager has maintained a fairly high reserve of cash and equivalents as a buying reserve.

                THE ASSET ALLOCATION SERIES returned 6.6% for the 12 months ended February 29, compared to the S&P 500 return of 11.72% and the Salomon Smith Barney Investment Grade Bond Index of 1.08%. The series is managed by CRMC as though it constitutes the complete U.S. portfolio of a prudent investor, with a balance of stocks, bonds and short-term instruments. The equity portion, accounting for more than 60% of net assets, emphasizes large, solid businesses across a wide range of industries. Of the companies represented, large holdings include Corning, Nokia, Citigroup and Hewlett-Packard. Nonetheless, overall results were dampened by the bonds in the portfolio, which fell as interest rates rose. About 30% of assets are invested in bonds and 9% of assets are held in cash and equivalents.

                THE HIGH-YIELD BOND SERIES declined 1.6% for the year ended
              February 29, compared to the Salomon Smith Barney Long-Term High-Yield Index return of -0.03%, and the Salomon Smith Barney Investment Grade Bond Index return of 1.08%. Despite a robust equity market and a strong economy, the environment for high-yield bonds was challenged over the past 12 months by rising interest rates, poor market liquidity, and increased default rates. The series' poor performance not only stemmed from the weak market conditions, but also from its exposure to the solid waste, healthcare, and auto parts industries, which posted particularly depressed returns. The loss was tempered somewhat by the series' investment selections in the media, paper and packaging, and telecommunications areas, which performed quite well during the reporting period.

                THE U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES posted a 1.8 %
              return for the year ended February 29, compared to the Salomon Smith Barney Treasury/Gov't Sponsored/ Mortgage Index return of 1.40%. Shorter term U.S. Treasury yields rose during the period, pushed up by two 25 basis point increases in the Federal funds rate. The Federal Reserve increased rates due to rising commodities prices, robust economic growth and the tightest labor market in three decades. Longer term Treasuries rose much less due to a reduction in issuance of Treasuries and implementation of a Treasury buyback program concentrated in the long end of the curve.

                THE CASH MANAGEMENT SERIES provided a 12-month return of 4.7%
              through February 29. Yields on short-term instruments rose modestly in response to credit tightening by
---------------------

---------------------

              the Federal Reserve. Managed for relative stability and a reasonable rate of return, the series can be an important diversification tool, as well as a base for making tax-free investments into other portfolios in the series. About three-quarters of assets are concentrated in top-grade commercial paper, with the balance invested in U.S. Treasury and federal agency bills.

                The seven series in the Anchor Pathway Fund offer you a wide range of investment options to help you reach your long-term financial goals. CRMC remains committed to helping you achieve these goals by striving to find the best values that financial markets have to offer.

                We look forward to reporting to you again in six months.
              Sincerely,

              /s/ Eli Broad
              Eli Broad
              Chairman, President and Chief Executive Officer,
              Anchor National Life Insurance Company

              March 17, 2000

              --------------------------------

              Performance figures quoted are for the Anchor Pathway Fund; therefore, they are not net of the fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks and bonds are subject to additional risks, including political and social instability, differing securities regulations and accounting standards and limited public information. High-yield bonds tend to be subject to greater price swings than higher-rated bonds and, of course, payment of interest and principal is not assured. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in the other series, is not guaranteed.

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    GROWTH SERIES                      INVESTMENT PORTFOLIO -- FEBRUARY 29, 2000

                                                                                                          VALUE
                       COMMON STOCK -- 85.3%                                             SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 44.7%
                       Data Processing & Reproduction -- 10.3%
                       3Com Corp.+.................................................      270,000       $   26,460
                       Adobe Systems, Inc. ........................................      310,000           31,620
                       Cadence Design Systems, Inc.+...............................      200,000            3,987
                       Compaq Computer Corp. ......................................      232,500            5,783
                       Computer Associates International, Inc. ....................       75,000            4,823
                       Dell Computer Corp.+........................................       40,000            1,633
                       Fujitsu Ltd. ...............................................      400,000           13,287
                       Lexmark International Group, Inc., Class A+.................       24,000            2,862
                       Mentor Graphics Corp.+......................................      120,000            2,055
                       Oracle Corp.+...............................................      170,000           12,622
                       PeopleSoft, Inc.+...........................................      795,000           16,447
                       Silicon Graphics, Inc.+.....................................      300,000            2,944
                       Storage Technology Corp.+...................................      185,000            2,359
                       Structural Dynamics Research Corp.+.........................      150,000            2,138

                       Electrical & Electronics -- 2.5%
                       Lucent Technologies, Inc. ..................................       49,500            2,945
                       NEC Corp. ..................................................      500,000           11,171
                       Nokia Corp. ADR.............................................       10,000            1,983
                       Nortel Networks Corp. ......................................      130,000           14,495

                       Electronic Components -- 28.4%
                       Adaptec, Inc.+..............................................      365,000           14,965
                       Analog Devices, Inc.+.......................................      486,666           76,407
                       Applied Micro Circuits Corp.+...............................        6,000            1,650
                       Cypress Semiconductor Corp.+................................       50,000            2,281
                       EMC Corp.+..................................................       62,500            7,438
                       Intel Corp. ................................................      272,400           30,781
                       LSI Logic Corp.+............................................      400,000           25,625
                       Maxim Integrated Products, Inc.+............................      100,000            6,681
                       Microchip Technology, Inc.+.................................      315,000           19,668
                       Micron Technology, Inc.+....................................       16,000            1,569
                       Newbridge Networks Corp.+...................................       46,000            1,604
                       Park Electrochemical Corp. .................................      187,200            4,259
                       Rogers Corp.+...............................................      109,200            6,409
                       SCI Systems, Inc.+..........................................      400,000           16,100
                       Solectron Corp.+............................................      520,000           34,060
                       Texas Instruments, Inc. ....................................      640,000          106,560

                       Electronic Instruments -- 3.5%
                       Applied Materials, Inc.+....................................      145,000           26,526
                       KLA-Tencor Corp.+...........................................      205,000           15,977
                       Teradyne, Inc.+.............................................       20,000            1,740
                                                                                                       -----------
                                                                                                          559,914
                                                                                                       -----------
                       CONSUMER GOODS -- 6.0%
                       Beverages & Tobacco -- 0.5%
                       Coca-Cola West Japan Co. Ltd. ..............................      100,000            2,584
                       Philip Morris Cos., Inc. ...................................      160,000            3,210

                       Food & Household Products -- 0.2%
                       Dole Food, Inc. ............................................      210,000            3,229

                                                           ---------------------

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CONSUMER GOODS (continued)
                       Health & Personal Care -- 4.9%
                       American Home Products Corp. ...............................      300,000       $   13,050
                       Cardinal Health, Inc. ......................................      287,500           11,859
                       Forest Laboratories, Inc.+..................................       45,000            3,074
                       Guidant Corp.+..............................................      100,000            6,738
                       Omnicare, Inc. .............................................      230,000            2,113
                       Pfizer, Inc. ...............................................      560,000           17,990
                       Pharmacia & Upjohn, Inc. ...................................       58,000            2,762
                       Warner-Lambert Co. .........................................       40,000            3,423

                       Recreation & Other Consumer Products -- 0.2%
                       Hasbro, Inc. ...............................................      140,000            2,205

                       Textiles & Apparels -- 0.2%
                       Nike, Inc., Class B.........................................      100,000            2,844
                                                                                                       -----------
                                                                                                           75,081
                                                                                                       -----------
                       ENERGY -- 1.3%
                       Energy Sources -- 1.1%
                       Enterprise Oil PLC..........................................      300,000            1,513
                       EOG Resources, Inc. ........................................      190,000            2,898
                       Murphy Oil Corp. ...........................................       80,000            4,050
                       Pogo Producing Co. .........................................      227,500            5,261

                       Utilities: Electric, Gas & Water -- 0.2%
                       Questar Corp. ..............................................      160,000            2,230
                                                                                                       -----------
                                                                                                           15,952
                                                                                                       -----------
                       FINANCE -- 1.8%
                       Banking -- 0.5%
                       Charter One Financial, Inc. ................................      224,248            3,532
                       Washington Mutual, Inc. ....................................      155,000            3,429

                       Financial Services -- 0.9%
                       Capital One Financial Corp. ................................      125,000            4,602
                       Federal National Mortgage Association.......................       50,000            2,650
                       Household International, Inc. ..............................      110,000            3,513

                       Insurance -- 0.4%
                       XL Capital Ltd., Class A....................................      130,000            5,257
                                                                                                       -----------
                                                                                                           22,983
                                                                                                       -----------
                       MATERIALS -- 1.5%
                       Chemicals -- 1.0%
                       Monsanto Co. ...............................................      194,500            7,549
                       Valspar Corp. ..............................................      150,000            4,922

                       Forest Products & Paper -- 0.5%
                       Sealed Air Corp.+...........................................      115,000            5,714
                                                                                                       -----------
                                                                                                           18,185
                                                                                                       -----------
                       SERVICES -- 28.6%
                       Broadcasting & Publishing -- 16.2%
                       AMFM, Inc.+.................................................      100,000            6,138
                       AT&T Corp.-Liberty Media Group, Inc., Class A+..............      235,200           12,289
                       BHC Communications, Inc., Class A+..........................       55,821            8,903
                       Fox Entertainment Group, Inc., Class A+.....................      600,000           15,788
                       News Corp. Ltd. ADR.........................................      680,000           39,652
                       Time Warner, Inc. ..........................................      679,800           58,123
                       USA Networks, Inc.+.........................................      713,000           15,998
                       Viacom, Inc., Class B+......................................      820,000           45,715

---------------------

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES (continued)
                       Business & Public Services -- 5.9%
                       Allied Waste Industries, Inc.+..............................      350,000       $    1,969
                       Cendant Corp.+..............................................    1,295,562           23,077
                       Columbia/HCA Healthcare Corp. ..............................      468,625            9,050
                       FedEx Corp.+................................................      400,000           13,975
                       Juniper Networks, Inc.+.....................................       37,500           10,287
                       Quintiles Transnational Corp.+..............................       90,000            2,672
                       Universal Health Services, Inc., Class B....................       74,900            2,912
                       Waste Management, Inc. .....................................      200,000            3,000
                       Wellpoint Health Networks, Inc.+............................      100,000            6,750

                       Cellular & Paging -- 1.7%
                       Crown Castle International Corp.+...........................       60,000            1,935
                       Nextel Communications, Inc., Class A+.......................       15,000            2,051
                       Nippon Telephone & Telegraph Mobile Communications Corp.+...          425           17,134

                       Leisure & Tourism -- 1.1%
                       Carnival Corp., Class A.....................................      120,000            3,458
                       Seagram Co. Ltd. ...........................................      125,000            7,344
                       Starbucks Corp.+............................................      100,000            3,512

                       Merchandising -- 1.0%
                       Consolidated Stores Corp.+..................................      352,400            3,964
                       Sunglass Hut International, Inc.+...........................      734,000            6,285
                       The Limited, Inc. ..........................................       80,237            2,728

                       Telecommunications -- 0.4%
                       Teleglobe, Inc. ............................................      212,000            5,432

                       Transportation: Airlines -- 2.3%
                       AMR Corp. ..................................................      230,000           12,161
                       Delta Air Lines, Inc. ......................................       20,000              913
                       Southwest Airlines Co. .....................................      815,625           15,038
                                                                                                       -----------
                                                                                                          358,253
                                                                                                       -----------
                       OTHER COMMON STOCK -- 1.4%..................................                        17,944
                                                                                                       -----------
                       TOTAL COMMON STOCK (cost $513,610)..........................                     1,068,312
                                                                                                       -----------

                       PREFERRED STOCK -- 1.4%
                       ---------------------------------------------------------------------------------------------
                       SERVICES -- 1.4%
                       Broadcasting & Publishing -- 1.4%
                       News Corp. Ltd. ADR (cost $2,313)...........................      340,000           17,106
                                                                                                       -----------
                       TOTAL INVESTMENT SECURITIES (cost $515,923).................                     1,085,418
                                                                                                       -----------

                                                                                       PRINCIPAL
                                                                                         AMOUNT
                       SHORT-TERM SECURITIES -- 12.5%                                (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 11.1%
                       Alcoa, Inc. 5.76% due 3/10/00...............................    $   1,625            1,623
                       Associates Financial Services Co. 5.90% due 4/25/00.........          933              925
                       AT&T Corp. 5.75% due 3/02/00................................        4,000            4,000
                       AT&T Corp. 5.77% due 3/16/00................................        2,000            1,995
                       AT&T Corp. 5.80% due 4/06/00................................        5,000            4,971
                       Atlantic Richfield Co. 5.70% due 3/02/00....................        1,500            1,500
                       Bell Atlantic Financial Services 5.70% due 3/03/00..........        3,700            3,699
                       Bell Atlantic Network Funding 5.80% due 3/10/00.............        2,620            2,616
                       Bestfoods 5.82% due 4/05/00.................................        4,400            4,375
                       Bestfoods 5.89% due 5/04/00.................................        3,660            3,621

                                                           ---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       SHORT-TERM SECURITIES (CONTINUED)                             (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES (continued)
                       CIT Group Holdings, Inc. 5.88% due 3/01/00..................    $   7,840       $    7,840
                       Coca-Cola Co. 5.80% due 4/04/00.............................        2,000            1,989
                       Eastman Kodak Co. 5.70% due 3/07/00.........................        3,000            2,997
                       Eastman Kodak Co. 5.83% due 4/26/00.........................        9,000            8,918
                       Equilon Enterprises LLC 5.83% due 4/12/00...................        1,000              993
                       Estee Lauder Cos., Inc. 5.82% due 4/03/00...................        3,000            2,984
                       EW Scripps Co. 5.73% due 3/21/00............................        5,000            4,984
                       EW Scripps Co. 5.90% due 5/08/00............................        2,975            2,942
                       Ford Motor Credit Co. 5.85% due 4/20/00.....................        4,000            3,967
                       GE Financial Assurance Holdings 5.80% due 4/03/00...........        6,000            5,968
                       Household Finance Corp. 5.73% due 3/20/00...................        1,400            1,396
                       John Hancock Capital Corp. 5.78% due 3/06/00................        2,540            2,538
                       John Hancock Capital Corp. 5.83% due 4/18/00................        2,550            2,530
                       Marsh USA, Inc. 5.81% due 4/07/00...........................        7,000            6,958
                       Monsanto Co. 5.87% due 4/25/00..............................        2,900            2,874
                       Motiva Enterprises LLC 5.70% due 3/13/00....................        1,500            1,497
                       Motiva Enterprises LLC 5.80% due 3/22/00....................        2,000            1,993
                       National Rural Utilities Cooperative Finance Corp. 5.72% due
                         3/07/00...................................................        7,000            6,993
                       Park Avenue Recreation Corp. 5.80% due 3/01/00..............        3,200            3,200
                       Park Avenue Recreation Corp. 5.86% due 4/06/00..............        5,000            4,971
                       Preferred Receivables Funding Corp. 5.75% due 3/02/00.......        7,000            6,999
                       Preferred Receivables Funding Corp. 5.75% due 3/15/00.......        5,000            4,989
                       Preferred Receivables Funding Corp. 5.85% due 4/11/00.......        4,665            4,634
                       Preferred Receivables Funding Corp. 5.87% due 4/10/00.......        3,620            3,596
                       Sherwin Williams Co. 5.82% due 4/17/00......................        8,800            8,733
                       Sherwin Williams Co. 5.83% due 4/10/00......................        2,555            2,539
                                                                                                       -----------
                                                                                                          139,347
                                                                                                       -----------

                       FEDERAL AGENCY OBLIGATIONS -- 1.4%
                       Federal Home Loan Mortgage Discount Notes 5.66% due
                         3/07/00...................................................        3,000            2,997
                       Federal Home Loan Mortgage Discount Notes 5.75% due
                         3/15/00...................................................          829              827
                       Federal Home Loan Mortgage Discount Notes 5.82% due
                         5/25/00...................................................        5,000            4,932
                       Federal National Mortgage Association Discount Notes 5.70%
                         due 3/02/00...............................................          975              975
                       Federal National Mortgage Association Discount Notes 5.70%
                         due 4/06/00...............................................          500              497
                       Federal National Mortgage Association Discount Notes 5.80%
                         due 5/25/00...............................................        5,000            4,932
                       Federal National Mortgage Association Discount Notes 5.81%
                         due 5/05/00...............................................          990              980
                       Federal National Mortgage Association Discount Notes 5.89%
                         due 3/30/00...............................................        1,200            1,194
                                                                                                       -----------
                                                                                                           17,334
                                                                                                       -----------
                       TOTAL SHORT-TERM SECURITIES (cost $156,681).................                       156,681
                                                                                                       -----------

                       TOTAL INVESTMENTS --
                         (cost $672,604)                                     99.2%                     $1,242,099
                       Other assets less liabilities --                       0.8                           9,834
                                                                            ------                     -----------
                       NET ASSETS --                                        100.0%                     $1,251,933
                                                                            ======                     ===========


              -----------------------------

              + Non-income producing security

              ADR - American Depository Receipt

              See Notes to Financial Statements

---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    INTERNATIONAL SERIES              INVESTMENT PORTFOLIO -- FEBRUARY 29, 2000

                                                                                                            VALUE
                       COMMON STOCK -- 84.7%                                              SHARES        (IN THOUSANDS)
                       -----------------------------------------------------------------------------------------------
                       ARGENTINA -- 0.5%
                       Telefonica de Argentina SA ADR (Services)...................         30,000         $  1,371
                                                                                                           --------

                       AUSTRALIA -- 5.3%
                       Brambles Industries Ltd. (Services).........................        100,000            2,517
                       Broken Hill Proprietary Co. Ltd. (Energy)...................        435,742            4,316
                       Foster's Brewing Group Ltd. (Consumer Goods)................        389,300            1,025
                       News Corp. Ltd. ADR (Services)..............................        100,000            5,831
                       Westpac Banking Corp. Ltd. (Finance)........................        313,073            2,004
                                                                                                           --------
                                                                                                             15,693
                                                                                                           --------
                       BRAZIL -- 0.7%
                       Centrais Geradoras do Sul do Brasil SA ADR (Energy).........         18,300              107
                       Companhia Energetica de Minas Gerais ADR (Energy)...........         73,400            1,208
                       Companhia Paranaense de Energia (Energy)....................    118,055,000              671
                                                                                                           --------
                                                                                                              1,986
                                                                                                           --------
                       CANADA -- 7.0%
                       Nortel Networks Corp. (Capital Equipment)...................        188,000           20,962
                                                                                                           --------

                       FINLAND -- 7.1%
                       Nokia Oyj (Capital Equipment)...............................        100,000           19,961
                       UPM-Kymmene Oyj (Materials).................................         48,000            1,333
                                                                                                           --------
                                                                                                             21,294
                                                                                                           --------
                       FRANCE -- 6.6%
                       Canal Plus (Services).......................................         54,000           15,257
                       Total Fina SA, Class B (Energy).............................         33,876            4,492
                                                                                                           --------
                                                                                                             19,749
                                                                                                           --------
                       GERMANY -- 8.2%
                       Deutsche Telekom AG (Services)..............................        296,000           24,576
                                                                                                           --------

                       HONG KONG -- 1.8%
                       China.com Corp., Class A (Services).........................         20,000            2,458
                       China Telecom (Services)+...................................        326,000            3,005
                                                                                                           --------
                                                                                                              5,463
                                                                                                           --------
                       ITALY -- 1.3%
                       Telecom Italia SpA (Services)+..............................        484,900            3,834
                                                                                                           --------

                       JAPAN -- 10.3%
                       Fujisawa Pharmaceutical Co. Ltd. (Consumer Goods)...........        120,000            3,942
                       Fujitsu Ltd. (Capital Equipment)............................        180,000            5,979
                       NEC Corp. (Capital Equipment)...............................        170,000            3,798
                       Nintendo Co. Ltd. (Consumer Goods)..........................         11,000            2,401
                       Nippon Telegraph & Telephone Corp. (Services)...............            330            4,565
                       Rohm Co. Ltd. (Capital Equipment)...........................         20,000            6,489
                       Shohkoh Fund & Co. Ltd. (Finance)...........................          6,090            1,258
                       Toshiba Corp. (Capital Equipment)...........................        300,000            2,449
                                                                                                           --------
                                                                                                             30,881
                                                                                                           --------

                                                           ---------------------

                                                                                                            VALUE
                       COMMON STOCK (CONTINUED)                                           SHARES        (IN THOUSANDS)
                       -----------------------------------------------------------------------------------------------
                       MEXICO -- 6.0%
                       Cemex SA de CV (Materials)..................................              3         $      0
                       Cemex SA de CV ADR (Materials)+.............................        116,302            2,486
                       Cifra SA de CV (Services)+..................................         49,461              118
                       Grupo Televisa SA GDR (Services)+...........................         35,000            2,688
                       Telefonos de Mexico SA ADR (Services).......................        190,400           12,519
                                                                                                           --------
                                                                                                             17,811
                                                                                                           --------
                       NETHERLANDS -- 3.8%
                       Aegon NV (Finance)..........................................         35,000            2,417
                       VNU NV (Services)...........................................        130,000            8,982
                                                                                                           --------
                                                                                                             11,399
                                                                                                           --------
                       NORWAY -- 0.8%
                       Orkla ASA (Multi-industry)..................................        160,000            2,445
                                                                                                           --------

                       PHILIPPINES -- 0.6%
                       Ayala Land, Inc. (Real Estate)..............................      6,200,000            1,074
                       Philippine Long Distance Telephone Co. (Services)...........         35,000              760
                                                                                                           --------
                                                                                                              1,834
                                                                                                           --------
                       SPAIN -- 4.4%
                       Telefonica SA (Services)+...................................        458,443           13,196
                                                                                                           --------

                       SWEDEN -- 6.1%
                       Ericsson LM Telecommunications Co., Class B (Capital
                         Equipment)................................................        190,400           18,252
                                                                                                           --------

                       SWITZERLAND -- 1.9%
                       Nestle SA (Consumer Goods)..................................          1,250            2,110
                       Swisscom AG (Services)......................................         11,197            3,655
                                                                                                           --------
                                                                                                              5,765
                                                                                                           --------
                       THAILAND -- 0.2%
                       Bangkok Bank Public Co. Ltd. (Finance)+.....................        300,000              484
                                                                                                           --------

                       UNITED KINGDOM -- 8.6%
                       AstraZeneca Group PLC (Consumer Goods)......................        136,215            4,521
                       Dixons Group PLC (Services).................................        400,000            8,588
                       ScottishPower PLC (Energy)..................................        132,240            1,003
                       Vodafone AirTouch PLC (Services)............................      1,849,248           10,349
                       Zeneca Group PLC (Consumer Goods)+..........................         37,900            1,239
                                                                                                           --------
                                                                                                             25,700
                                                                                                           --------
                       OTHER COMMON STOCK -- 3.5%..................................                          10,416
                                                                                                           --------
                       TOTAL COMMON STOCK (cost $110,847)..........................                         253,111
                                                                                                           --------

                       WARRANTS -- 0.0%+
                       -----------------------------------------------------------------------------------------------
                       MEXICO -- 0.0%
                       Cemex SA ADR 12/13/02 (Materials) (cost $12)................          7,268               21
                                                                                                           --------
                       TOTAL INVESTMENT SECURITIES (cost $110,859).................                         253,132
                                                                                                           --------

---------------------

                                                                                        PRINCIPAL
                                                                                          AMOUNT            VALUE
                       SHORT-TERM SECURITIES -- 15.1%                                 (IN THOUSANDS)    (IN THOUSANDS)
                       -----------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 15.1%
                       American Honda Finance Corp. 5.90% due 5/11/00..............    $     2,000         $  1,977
                       Anheuser-Busch Cos., Inc. 5.75% due 3/29/00.................          3,700            3,683
                       Arco British Ltd. 5.80% due 3/01/00.........................          2,500            2,500
                       Corporate Asset Funding Co. 5.85% due 4/25/00...............          2,500            2,478
                       DaimlerChrysler AG 5.75% due 3/13/00........................          5,300            5,290
                       Eksportfinans A/S 5.72% due 3/07/00.........................          4,400            4,396
                       Eksportfinans A/S 5.75% due 3/29/00.........................          1,730            1,722
                       Emerson Electric Co. 5.85% due 4/27/00......................          3,000            2,972
                       Ford Motor Credit Co. 5.82% due 4/11/00.....................          5,000            4,967
                       General Electric Capital Corp. 5.85% due 3/01/00............          2,350            2,350
                       General Motors Acceptance Corp. 5.73% due 3/14/00...........          2,200            2,195
                       Halifax PLC 5.73% due 3/13/00...............................          4,000            3,992
                       Motiva Enterprises LLC 5.82% due 4/05/00....................          2,500            2,486
                       Preferred Receivables Funding 5.85% due 3/17/00.............          4,300            4,289
                                                                                                           --------
                       TOTAL SHORT-TERM SECURITIES (cost $45,297)..................                          45,297
                                                                                                           --------
                       TOTAL INVESTMENTS  --
                         (cost $156,156)                                      99.8%                        $298,429
                       Other assets less liabilities --                        0.2                              545
                                                                             ------                        --------
                       NET ASSETS --                                         100.0%                        $298,974
                                                                             ======                        ========


              -----------------------------

              +  Non-income producing securities

              ADR - American Depository Receipt

              GDR - Global Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    GROWTH-INCOME SERIES               INVESTMENT PORTFOLIO -- FEBRUARY 29, 2000

                                                                                                          VALUE
                       COMMON STOCK -- 78.9%                                             SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 16.1%
                       Aerospace & Military Technology -- 1.0%
                       Raytheon Co., Class A.......................................       112,200       $  2,223
                       United Technologies Corp. ..................................       105,800          5,389

                       Data Processing & Reproduction -- 6.1%
                       3Com Corp.+.................................................        80,000          7,840
                       Cadence Design Systems, Inc.+...............................       150,000          2,990
                       Cisco Systems, Inc.+........................................        50,000          6,609
                       Computer Associates International, Inc. ....................       175,000         11,255
                       Onvia.com, Inc.+............................................         2,000             42
                       Silicon Graphics, Inc.+.....................................       294,400          2,889
                       Storage Technology Corp.+...................................       600,000          7,650
                       Xerox Corp. ................................................       400,000          8,675

                       Electrical & Electronics -- 1.6%
                       Harris Corp. ...............................................        70,000          2,231
                       Hitachi Ltd. ...............................................       150,000          2,046
                       Lucent Technologies, Inc. ..................................        30,000          1,785
                       Nokia Corp. ADR.............................................        18,000          3,570
                       York International Corp. ...................................       184,400          3,342

                       Electronic Components -- 2.8%
                       Corning, Inc. ..............................................        40,000          7,520
                       SCI Systems, Inc.+..........................................       150,000          6,038
                       Texas Instruments, Inc. ....................................        50,000          8,325

                       Electronic Instruments -- 1.5%
                       Applied Materials, Inc.+....................................        30,000          5,488
                       PE Corp.-PE Biosystems Group................................        60,000          6,330

                       Energy Equipment -- 0.3%
                       Schlumberger Ltd. ..........................................        30,000          2,216

                       Industrial Components -- 1.0%
                       Dana Corp. .................................................        50,000          1,066
                       Eaton Corp. ................................................        70,000          5,245
                       Federal-Mogul Corp. ........................................       125,000          1,703

                       Machinery & Engineering -- 1.8%
                       Caterpillar, Inc. ..........................................        70,000          2,454
                       CNH Global NV...............................................       200,000          2,213
                       Deere & Co. ................................................        95,000          3,396
                       Ingersoll-Rand Co. .........................................       120,000          4,598
                       Pall Corp. .................................................       100,000          1,975
                                                                                                        ---------
                                                                                                         127,103
                                                                                                        ---------
                       CONSUMER GOODS -- 12.5%
                       Beverages & Tobacco -- 1.4%
                       PepsiCo, Inc. ..............................................       150,000          4,838
                       Philip Morris Cos., Inc. ...................................       225,000          4,514
                       UST, Inc. ..................................................       100,000          1,931

                       Food & Household Products -- 2.6%
                       Campbell Soup Co. ..........................................       150,000          4,256
                       Flowers Industries, Inc. ...................................       250,000          3,234

---------------------

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CONSUMER GOODS (continued)
                       Food & Household Products (continued)
                       General Mills, Inc. ........................................       100,000       $  3,294
                       Sara Lee Corp. .............................................       650,000          9,750

                       Health & Personal Care -- 7.5%
                       AstraZeneca Group PLC ADR+..................................        80,000          2,650
                       Avon Products, Inc. ........................................       369,800         10,008
                       Bergen Brunswig Corp., Class A..............................       375,000          1,852
                       Cardinal Health, Inc. ......................................        70,000          2,888
                       Glaxo Wellcome PLC ADR......................................        80,000          3,900
                       Guidant Corp.+..............................................        80,000          5,390
                       Kimberly-Clark Corp. .......................................       130,000          6,719
                       Mallinckrodt, Inc. .........................................       200,000          4,925
                       McKesson HBOC, Inc. ........................................        50,000            969
                       Merck & Co., Inc. ..........................................       100,000          6,156
                       Pfizer, Inc. ...............................................        50,000          1,606
                       Schering-Plough Corp. ......................................       100,000          3,487
                       United HealthCare Corp. ....................................        60,000          3,067
                       Warner-Lambert Co. .........................................        60,000          5,134

                       Recreation & Other Consumer Products -- 0.5%
                       Pennzoil-Quaker State Co. ..................................       450,000          3,937

                       Textiles & Apparels -- 0.5%
                       Nike, Inc., Class B.........................................        50,000          1,422
                       V.F. Corp. .................................................       100,000          2,469
                                                                                                        ---------
                                                                                                          98,396
                                                                                                        ---------
                       ENERGY -- 7.7%
                       Energy Sources -- 5.7%
                       Ashland, Inc. ..............................................        48,800          1,519
                       Atlantic Richfield Co. .....................................        50,000          3,550
                       Conoco, Inc., Class A.......................................       132,000          2,533
                       Conoco, Inc., Class B.......................................        49,138            967
                       Kerr-McGee Corp. ...........................................        75,000          3,356
                       Murphy Oil Corp. ...........................................        50,000          2,531
                       Noble Affiliates, Inc. .....................................       100,000          2,250
                       Petro-Canada................................................       200,000          2,888
                       Phillips Petroleum Co. .....................................        60,000          2,295
                       Texaco, Inc. ...............................................       130,000          6,167
                       Ultramar Diamond Shamrock Corp. ............................       461,000          9,998
                       Valero Energy Corp. ........................................       260,000          6,630

                       Utilities: Electric, Gas & Water -- 2.0%
                       Ameren Corp. ...............................................       100,000          3,000
                       DPL, Inc. ..................................................       240,000          5,160
                       Duke Energy Corp. ..........................................        50,000          2,425
                       GPU, Inc. ..................................................       100,000          2,488
                       TECO Energy, Inc. ..........................................       150,000          2,700
                                                                                                        ---------
                                                                                                          60,457
                                                                                                        ---------
                       FINANCE -- 10.0%
                       Banking -- 7.1%
                       Bank of America Corp. ......................................       275,000         12,667
                       Bank of New York Co., Inc. .................................       100,000          3,331
                       Bank One Corp. .............................................       153,000          3,949
                       Bank Tokyo Mitsubishi Ltd. ADR..............................       100,000          1,237
                       Chase Manhattan Corp. ......................................        70,000          5,574
                       First Union Corp. ..........................................       296,172          8,737
                       KeyCorp.....................................................       170,000          2,879
                       Morgan (J.P.) & Co., Inc. ..................................        30,000          3,330

                                                           ---------------------

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Banking (continued)
                       Sakura Bank Ltd. ADR........................................        35,000       $  1,998
                       SunTrust Banks, Inc. .......................................        50,000          2,541
                       Wells Fargo Co. ............................................       297,000          9,820

                       Financial Services -- 1.3%
                       Associates First Capital Corp., Class A.....................        90,000          1,789
                       Household International, Inc. ..............................       271,332          8,666

                       Insurance -- 1.6%
                       Aetna, Inc. ................................................        59,400          2,443
                       Allstate Corp. .............................................       300,000          5,850
                       MGIC Investment Corp. ......................................        50,000          1,869
                       Royal & Sun Alliance Insurance Group PLC....................       450,000          2,445
                                                                                                        ---------
                                                                                                          79,125
                                                                                                        ---------
                       MATERIALS -- 5.7%
                       Chemicals -- 2.5%
                       CK Witco Corp. .............................................       110,904          1,178
                       International Flavors & Fragrances, Inc. ...................       200,000          6,000
                       Millenium Chemicals, Inc. ..................................       250,000          3,500
                       Monsanto Co. ...............................................       140,100          5,438
                       PPG Industries, Inc. .......................................        65,000          3,209

                       Forest Products & Paper -- 2.6%
                       Bowater, Inc. ..............................................       135,000          6,640
                       Fort James Corp. ...........................................       125,000          2,351
                       International Paper Co. ....................................       138,816          5,110
                       Sonoco Products Co. ........................................       100,000          1,844
                       Westvaco Corp. .............................................        60,000          1,654
                       Weyerhaeuser Co. ...........................................        50,000          2,566

                       Metals: Non-ferrous -- 0.3%
                       Alcoa, Inc. ................................................        40,000          2,740

                       Metals: Steel -- 0.1%
                       Allegheny Technologies, Inc. ...............................        50,000            847

                       Metals & Minerals -- 0.2%
                       Crown, Cork & Seal Co., Inc. ...............................       100,000          1,400
                                                                                                        ---------
                                                                                                          44,477
                                                                                                        ---------
                       MULTI-INDUSTRY -- 2.3%
                       Multi-industry -- 2.3%
                       Citizens Utilities Co., Class B.............................       497,600          7,588
                       FMC Corp. ..................................................        75,000          3,624
                       Honeywell International, Inc. ..............................        80,000          3,850
                       Textron, Inc. ..............................................        50,000          3,050
                                                                                                        ---------
                                                                                                          18,112
                                                                                                        ---------
                       REAL ESTATE -- 0.9%
                       Real Estate Investment Trusts -- 0.9%
                       Boston Properties, Inc. ....................................       150,000          4,547
                       Equity Residential Properties Trust.........................        60,000          2,396
                       Meditrust Cos...............................................       125,000            352
                                                                                                        ---------
                                                                                                           7,295
                                                                                                        ---------
                       SERVICES -- 20.1%
                       Broadcasting & Publishing -- 5.2%
                       Fox Entertainment Group, Inc., Class A+.....................       150,000          3,947
                       Gannett Co., Inc. ..........................................        55,000          3,586
                       Harte-Hanks, Inc. ..........................................       305,100          6,655

---------------------

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES (continued)
                       Broadcasting & Publishing (continued)
                       Knight-Ridder, Inc. ........................................        70,000       $  3,281
                       News Corp. Ltd. ADR.........................................       100,000          5,831
                       Sinclair Broadcast Group, Inc., Class A+....................       200,000          1,900
                       Time Warner, Inc. ..........................................        40,000          3,420
                       Viacom, Inc., Class B+......................................       215,000         11,986

                       Business & Public Services -- 4.8%
                       Alexander & Baldwin, Inc. ..................................       180,000          3,684
                       Allied Waste Industries, Inc.+..............................     1,075,000          6,047
                       Cendant Corp.+..............................................       150,000          2,672
                       Digex, Inc., Class A+.......................................        35,000          5,670
                       FedEx Corp.+................................................       120,000          4,192
                       Ikon Office Solutions, Inc. ................................       660,000          4,620
                       Pitney Bowes, Inc. .........................................        70,000          3,465
                       Service Corp. International+................................       600,000          2,213
                       The ServiceMaster Co. ......................................       220,000          2,420
                       Waste Management, Inc. .....................................       200,000          3,000

                       Leisure & Tourism -- 1.1%
                       Seagram Co. Ltd. ...........................................       150,000          8,813

                       Merchandising -- 4.4%
                       Albertson's, Inc. ..........................................       352,800          8,644
                       Circuit City Stores, Inc. ..................................        40,000          1,615
                       Dillards, Inc., Class A.....................................       380,000          6,602
                       Dollar General Corp. .......................................        43,900            919
                       Federated Department Stores, Inc.+..........................        90,000          3,302
                       Lowe's Cos., Inc. ..........................................        75,000          3,572
                       Penney (J.C.) Co., Inc. ....................................       315,000          4,961
                       The Limited, Inc. ..........................................       100,000          3,400
                       Too, Inc.+..................................................        55,000          1,320

                       Telecommunications -- 3.1%
                       AT&T Corp. .................................................        80,000          3,955
                       GTE Corp. ..................................................        80,000          4,720
                       SBC Communications, Inc. ...................................        40,000          1,520
                       U.S. West, Inc. ............................................       195,000         14,162

                       Transportation: Airlines -- 0.2%
                       Southwest Airlines Co. .....................................       100,000          1,844

                       Transportation: Rail & Road -- 1.3%
                       Burlington Northern Santa Fe Corp. .........................       150,000          2,953
                       Canadian National Railway Co. ..............................       200,000          4,712
                       Norfolk Southern Corp. .....................................       195,000          2,645
                                                                                                        ---------
                                                                                                         158,248
                                                                                                        ---------
                       OTHER COMMON STOCK -- 3.6%..................................                       28,364
                                                                                                        ---------
                       TOTAL COMMON STOCK (cost $604,806)..........................                      621,577
                                                                                                        ---------

                       PREFERRED STOCK -- 0.5%
                       ---------------------------------------------------------------------------------------------
                       SERVICES -- 0.5%
                       Broadcasting & Publishing -- 0.5%
                       News Corp. Ltd. ADR (cost $1,044)...........................        80,000          4,025
                                                                                                        ---------

                                                           ---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       CONVERTIBLE BONDS -- 2.0%                                     (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CONSUMER GOODS -- 1.7%
                       Health & Personal Care -- 1.7%
                       Sepracor, Inc. 6.25% 2005*#.................................    $    2,350       $ 10,537
                       Sepracor, Inc. 6.25% 2005*..................................           650          2,914
                                                                                                        ---------
                                                                                                          13,451
                                                                                                        ---------
                       SERVICES -- 0.3%
                       Telecommunications -- 0.3%
                       Telefonos de Mexico SA 4.25% 2004...........................         1,660          2,449
                                                                                                        ---------
                       TOTAL CONVERTIBLE BONDS (cost $4,641).......................                       15,900
                                                                                                        ---------
                       TOTAL INVESTMENT SECURITIES (cost $610,491).................                      641,502
                                                                                                        ---------

                       SHORT-TERM SECURITIES -- 18.4%
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 16.4%
                       American Express Credit Corp. 5.82% due 4/10/00.............         5,000          4,968
                       Anheuser-Busch Cos., Inc. 5.75% due 3/30/00.................         3,000          2,986
                       Anheuser-Busch Cos., Inc. 5.75% due 4/03/00.................         3,000          2,984
                       AT&T Corp. 5.75% due 3/02/00................................         4,000          3,999
                       Bell Atlantic Financial Services 5.68% due 3/07/00..........         5,000          4,995
                       Bell Atlantic Financial Services 5.70% due 3/03/00..........         2,900          2,899
                       Bell Atlantic Network Funding 5.80% due 3/16/00.............         5,800          5,786
                       BellSouth Capital Funding Corp. 5.65% due 3/06/00...........         2,500          2,498
                       Bestfoods 5.70% due 3/21/00.................................         3,355          3,344
                       Bestfoods 5.87% due 5/10/00.................................           810            801
                       CIT Group Holdings, Inc. 5.88% due 3/01/00..................           288            288
                       Coca-Cola Co. 5.71% due 4/04/00.............................         2,600          2,586
                       Corporate Asset Funding Co. 5.75% due 3/27/00...............         5,000          4,979
                       du Pont (E.I.) de Nemours & Co. 5.74% due 4/07/00...........         5,000          4,970
                       du Pont (E.I.) de Nemours & Co. 5.75% due 4/19/00...........         5,000          4,961
                       Eastman Kodak Co. 5.70% due 3/07/00.........................         3,000          2,997
                       Eastman Kodak Co. 5.73% due 3/29/00.........................         2,400          2,389
                       Eastman Kodak Co. 5.74% due 4/06/00.........................         6,360          6,324
                       Emerson Electric Co. 5.83% due 4/17/00......................         3,944          3,914
                       Equilon Enterprises LLC 5.72% due 3/24/00...................         2,688          2,678
                       Estee Lauder Cos., Inc. 5.78% due 4/10/00...................           727            723
                       Estee Lauder Cos., Inc. 5.85% due 5/03/00...................         2,857          2,827
                       EW Scripps Co. 5.80% due 3/21/00............................           500            498
                       Ford Motor Credit Co. 5.70% due 3/17/00.....................         3,000          2,993
                       GE Financial Assurance Holdings 5.80% due 4/03/00...........         5,000          4,974
                       Household Finance Corp. 5.72% due 3/16/00...................         3,660          3,652
                       Household Finance Corp. 5.73% due 3/20/00...................         5,250          5,234
                       Motiva Enterprises LLC 5.72% due 3/22/00....................         2,600          2,591
                       National Rural Utilities Cooperative Finance Corp. 5.72% due
                         3/07/00...................................................        12,400         12,388
                       Park Avenue Recreation Corp. 5.80% due 3/01/00..............         3,780          3,780
                       Preferred Receivables Funding Corp. 5.75% due 3/02/00.......         4,000          3,999
                       Preferred Receivables Funding Corp. 5.75% due 3/10/00.......         1,666          1,664
                       Preferred Receivables Funding Corp. 5.75% due 3/15/00.......         5,000          4,989
                       USAA Capital Corp. 5.80% due 4/03/00........................         4,700          4,675
                       USAA Capital Corp. 5.86% due 5/11/00........................         3,000          2,965
                                                                                                        ---------
                                                                                                         129,298
                                                                                                        ---------
                       FEDERAL AGENCY OBLIGATIONS -- 2.0%
                       Federal Home Loan Mortgage Discount Notes 5.66% due
                         3/07/00...................................................         5,000          4,995
                       Federal National Mortgage Association Discount Notes 5.63%
                         due 3/09/00...............................................           400            399
                       Federal National Mortgage Association Discount Notes 5.67%
                         due 3/09/00...............................................         5,100          5,094

---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       SHORT-TERM SECURITIES (CONTINUED)                             (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       FEDERAL AGENCY OBLIGATIONS (continued)
                       Federal National Mortgage Association Discount Notes 5.70%
                         due 4/06/00...............................................    $      500       $    497
                       Federal National Mortgage Association Discount Notes 5.70%
                         due 4/13/00...............................................         5,000          4,966
                                                                                                        ---------
                                                                                                          15,951
                                                                                                        ---------
                       TOTAL SHORT-TERM SECURITIES (cost $145,250).................                      145,249
                                                                                                        ---------

                       TOTAL INVESTMENTS --
                         (cost $755,741)                                    99.8%                       $786,751
                       Other assets less liabilities --                      0.2                           1,189
                                                                           ------                      ---------
                       NET ASSETS --                                       100.0%                       $787,940
                                                                           ======                      =========


              -----------------------------

              +  Non-income producing security

              *  Fair valued security; See Note 2

              # Resale restricted to qualified institutional buyers

              ADR - American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    ASSET ALLOCATION SERIES          INVESTMENT PORTFOLIO  --  FEBRUARY 29, 2000

                                                                                                          VALUE
                       COMMON STOCK -- 59.8%                                             SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 24.9%
                       Aerospace & Military Technology -- 1.3%
                       Raytheon Co., Class B.......................................      25,000         $    462
                       United Technologies Corp. ..................................      20,000            1,019

                       Data Processing & Reproduction -- 10.1%
                       Autodesk, Inc. .............................................      50,000            2,234
                       Computer Associates International, Inc. ....................      30,000            1,929
                       Gateway, Inc.+..............................................      20,000            1,375
                       Hewlett-Packard Co. ........................................      20,000            2,690
                       International Business Machines Corp. ......................      15,000            1,530
                       Storage Technology Corp.+...................................      70,000              893
                       Xerox Corp. ................................................      30,000              651

                       Electrical & Electronics -- 4.2%
                       Emerson Electric Co. .......................................      15,000              683
                       Nokia Corp. ADR.............................................      15,000            2,975
                       York International Corp. ...................................      55,000              997

                       Electronic Components -- 5.1%
                       Corning, Inc. ..............................................      30,000            5,640

                       Energy Equipment -- 1.3%
                       Schlumberger Ltd. ..........................................      20,000            1,477

                       Industrial Components -- 2.0%
                       Dana Corp. .................................................      50,000            1,066
                       Genuine Parts Co. ..........................................      50,000            1,128

                       Machinery & Engineering -- 0.9%
                       Millipore Corp. ............................................      20,000            1,069
                                                                                                        ---------
                                                                                                          27,818
                                                                                                        ---------
                       CONSUMER GOODS -- 5.9%
                       Beverages & Tobacco -- 1.8%
                       PepsiCo, Inc. ..............................................      40,000            1,290
                       UST, Inc. ..................................................      40,000              772

                       Food & Household Products -- 1.2%
                       General Mills, Inc. ........................................      40,000            1,318

                       Health & Personal Care -- 2.9%
                       SmithKline Beecham PLC ADR..................................      20,000            1,124
                       Warner-Lambert Co. .........................................      25,000            2,139
                                                                                                        ---------
                                                                                                           6,643
                                                                                                        ---------
                       ENERGY -- 5.8%
                       Energy Sources -- 5.2%
                       Kerr-McGee Corp. ...........................................      20,000              895
                       Murphy Oil Corp. ...........................................      20,000            1,013
                       Phillips Petroleum Co. .....................................      35,000            1,339
                       Texaco, Inc. ...............................................      30,000            1,423
                       Ultramar Diamond Shamrock Corp. ............................      50,000            1,084

---------------------

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Utilities: Electric, Gas & Water -- 0.6%
                       Central & South West Corp. .................................      40,000         $    672
                                                                                                        ---------
                                                                                                           6,426
                                                                                                        ---------
                       FINANCE -- 10.0%
                       Banking -- 5.6%
                       Bank of America Corp. ......................................      33,948            1,564
                       Bank One Corp. .............................................      35,000              904
                       Citigroup, Inc. ............................................      56,250            2,907
                       Washington Mutual, Inc. ....................................      40,000              885

                       Financial Services -- 1.8%
                       Household International, Inc. ..............................      60,666            1,937

                       Insurance -- 2.6%
                       Allstate Corp. .............................................      45,000              877
                       American General Corp. .....................................      25,000            1,305
                       Aon Corp. ..................................................      35,000              733
                                                                                                        ---------
                                                                                                          11,112
                                                                                                        ---------
                       MATERIALS -- 2.7%
                       Chemicals -- 1.5%
                       Monsanto Co. ...............................................      25,000              970
                       PPG Industries, Inc. .......................................      15,000              741

                       Forest Products & Paper -- 1.2%
                       Sonoco Products Co. ........................................      15,000              277
                       Weyerhaeuser Co. ...........................................      20,000            1,026
                                                                                                        ---------
                                                                                                           3,014
                                                                                                        ---------
                       MULTI-INDUSTRY -- 1.0%
                       Multi-industry -- 1.0%
                       Dover Corp. ................................................      30,000            1,157
                                                                                                        ---------

                       SERVICES -- 9.5%
                       Broadcasting & Publishing -- 1.1%
                       New York Times Co., Class A.................................      30,000            1,268

                       Business & Public Services -- 3.1%
                       Pitney Bowes, Inc. .........................................      50,000            2,475
                       Rentokil Initial PLC ADR....................................      30,000              967

                       Merchandising -- 3.9%
                       Albertson's, Inc. ..........................................      40,000              980
                       May Department Stores Co. ..................................      50,000            1,309
                       Penney (J.C.) Co., Inc. ....................................      30,000              473
                       Walgreen Co. ...............................................      60,000            1,549

                       Telecommunications -- 1.4%
                       Sprint Corp. ...............................................      25,000            1,525
                                                                                                        ---------
                                                                                                          10,546
                                                                                                        ---------
                       TOTAL COMMON STOCK (cost $57,802)...........................                       66,716
                                                                                                        ---------

                       PREFERRED STOCK -- 0.7%
                       ---------------------------------------------------------------------------------------------
                       FINANCE -- 0.2%
                       Banking -- 0.2%
                       NB Capital Corp. 8.35%......................................      10,000              224
                                                                                                        ---------

                                                           ---------------------

                                                                                                          VALUE
                       PREFERRED STOCK (CONTINUED)                                       SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES -- 0.5%
                       Broadcasting & Publishing -- 0.5%
                       Adelphia Communications Corp., Series B 13.00%*.............       5,000         $    545
                                                                                                        ---------
                       TOTAL PREFERRED STOCK (cost $756)...........................                          769
                                                                                                        ---------
                                                                                       PRINCIPAL
                                                                                         AMOUNT
                       BONDS & NOTES -- 29.8%                                        (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CONVERTIBLE BONDS -- 0.2%
                       Business & Public Services -- 0.2%
                       Waste Management, Inc. 4.00% 2002...........................     $   300              267
                                                                                                        ---------

                       CORPORATE BONDS -- 17.6%
                       Asset-Backed Securities -- 0.7%++
                       First Plus Home Loan Trust Series 1997-1, Class A6 6.95%
                         2015......................................................         500              494
                       PP&L Transition Bond Co., LLC Series 1991-1, Class A7 7.05%
                         2009......................................................         250              247

                       Broadcasting & Publishing -- 2.3%
                       American Media Operations, Inc. 10.25% 2009.................         350              346
                       British Sky Broadcasting Group 8.20% 2009...................         500              487
                       Charter Communications Holdings zero coupon 2011@...........         750              431
                       Time Warner, Inc. 9.13% 2013................................       1,000            1,089
                       Ziff-Davis, Inc. 8.50% 2008.................................         250              262

                       Finance -- 4.5%
                       Capital One Financial Corp. 7.13% 2008......................         500              467
                       Cei Citicorp Holdings SA 11.25% 2007#.......................         400              388
                       Chevy Chase Savings Bank 9.25% 2008.........................         500              467
                       Ford Motor Credit Co. 5.80% 2009............................         500              435
                       Fuji JGB Investment Preferred LLC 9.87% 2049#(1)............         250              251
                       GS Escrow Corp. 7.13% 2005..................................         500              447
                       IBJ Preferred Capital Co., LLC 8.79% 2008#(1)...............         500              472
                       Jet Equipment Trust, Class B 7.83% 2012.....................         442              432
                       Providian National Bank 6.65% 2004..........................         500              472
                       Socgen Real Estate Co. LLC, Series A 7.64% 2008#(1).........         500              467
                       Tokai Preferred Capital Co. LLC 9.98% 2008#(1)..............         250              251
                       Wharf International Finance Ltd. 7.63% 2007.................         500              474

                       Forest Products & Paper -- 0.5%
                       Container Corp. of America 9.75% 2003.......................         500              506

                       Industrial -- 3.7%
                       Allegiance Corp. 7.00% 2026.................................         500              480
                       Allied Waste Industries NA, Inc. 10.00% 2009................         500              409
                       Ceridian Corp. 7.25% 2004...................................         500              472
                       Conoco, Inc. 6.35% 2009.....................................         250              230
                       Dayton Hudson Corp. 8.50% 2022..............................         500              513
                       Equistar Chemicals, LP 8.75% 2009...........................         500              487
                       Freeport-McMoRan Copper & Gold, Inc. 7.20% 2026.............         500              322
                       Gruma SA de CV 7.63% 2007...................................         250              219
                       Hyundai Semiconductor America, Inc. 8.63% 2007#.............         425              380
                       Inco Ltd. 9.60% 2022........................................         400              387
                       Owens-Illinois, Inc. 8.10% 2007.............................         250              243

                       Merchandising -- 0.8%
                       Penney (J.C.) Co., Inc. 7.95% 2017..........................         975              833

                       Recreation & Other Consumer Products -- 0.9%
                       Horseshoe Gaming LLC 8.63% 2009.............................         500              457
                       Royal Caribbean Cruises Ltd. 7.00% 2007.....................         500              461
                       V2 Music Holdings PLC zero coupon 2008*#@(2)................   (GBP) 175               75


---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                        BONDS & NOTES (CONTINUED)                                    (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE BONDS (continued)
                       Telecommunications -- 2.9%
                       Clearnet Communications, Inc. zero coupon 2008@.............(CAD)$ 1,000         $    442
                       Consorcio Ecuatoriano de Telecommunicaciones 14.00%
                         2002(3)...................................................         250              138
                       Esat Telecom Group PLC zero coupon 2007*@...................         500              445
                       Globo Comunicacoes Participacoes Ltd., Class B 10.50%
                         2006#.....................................................         220              192
                       Nextel Communications, Inc. zero coupon 2008@...............       1,500            1,065
                       Nextel International, Inc. zero coupon 2008@................         300              189
                       NTL Communications Corp. 11.50% 2009#.......................         900              531
                       Omnipoint Corp. 11.63% 2006.................................         250              268

                       Transportation -- 1.3%
                       Airplanes Pass Through Trust, Class C 8.15% 2019++..........         470              432
                       Delta Air Lines, Inc. 10.50% 2016++.........................         500              573
                       United Airlines Pass Through Trust, Series 1996, Class A2
                         7.87% 2019++..............................................         500              461
                                                                                                        ---------
                                                                                                          19,589
                                                                                                        ---------

                       UNITED STATES GOVERNMENT & AGENCIES -- 0.2%
                       Government National Mortgage Association 8.50% 2029.........         250              256
                                                                                                        ---------

                       UNITED STATES TREASURY -- 11.8%
                       7.25% Bonds 2016............................................       2,000            2,153
                       7.50% Bonds 2016............................................       2,000            2,206
                       8.75% Bonds 2008............................................       2,500            2,651
                       3.63% Notes 2002............................................       2,102            2,083
                       6.50% Notes 2002............................................       1,000              999
                       6.63% Notes 2007............................................       1,000              997
                       7.25% Notes 2004............................................       2,000            2,043
                                                                                                        ---------
                                                                                                          13,132
                                                                                                        ---------
                       TOTAL BONDS & NOTES (cost $35,411)..........................                       33,244
                                                                                                        ---------
                       WARRANTS -- 0.1%+*#                                               SHARES
                       ---------------------------------------------------------------------------------------------
                       CONSUMER GOODS -- 0.0%
                       Recreation & Other Consumer Products -- 0.0%
                       V2 Music Holdings PLC 5/07/08...............................         175                0

                       SERVICES -- 0.1%
                       Telecommunications -- 0.1%
                       Esat Holdings Ltd. 02/01/07.................................         500               97
                                                                                                        ---------
                       TOTAL WARRANTS (cost $15)...................................                           97
                                                                                                        ---------
                       TOTAL INVESTMENT SECURITIES (cost $93,984)..................                      100,826
                                                                                                        ---------

                                                           ---------------------


                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       SHORT-TERM SECURITIES -- 9.0%                                 (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 7.6%
                       CIT Group Holdings, Inc. 5.88% due 3/01/00..................     $ 1,790         $  1,790
                       Eastman Kodak Co. 5.73% due 3/29/00.........................         500              498
                       Eastman Kodak Co. 5.80% due 4/24/00.........................         890              882
                       Ford Motor Credit Co. 5.70% due 3/17/00.....................       1,000              997
                       GE Financial Assurance Holdings 5.80% due 4/03/00...........       1,000              995
                       Heinz (H.J.) Co. 5.85% due 4/10/00..........................         500              497
                       Household Finance Corp. 5.72% due 3/16/00...................         740              738
                       Household Finance Corp. 5.73% due 3/20/00...................         500              499
                       Monsanto Co. 5.76% due 3/08/00..............................         600              599
                       National Rural Utilities Cooperative Finance Corp. 5.72% due
                         3/07/00...................................................       1,000              999
                                                                                                        ---------
                                                                                                           8,494
                                                                                                        ---------

                       FEDERAL AGENCY OBLIGATIONS -- 1.4%
                       Federal Home Loan Bank Consolidated Discount Notes 5.75% due
                         4/19/00...................................................         572              568
                       Federal National Mortgage Association Discount Notes 5.63%
                         due 3/09/00...............................................         400              399
                       Federal National Mortgage Association Discount Notes 5.80%
                         due 4/06/00...............................................         540              537
                                                                                                        ---------
                                                                                                           1,504
                                                                                                        ---------
                       TOTAL SHORT-TERM SECURITIES (cost $9,998)...................                        9,998
                                                                                                        ---------
                       TOTAL INVESTMENTS -- (cost $103,982)                   99.4%                     $110,824
                       Other assets less liabilities --                        0.6                           650
                                                                             ------                     ---------
                       NET ASSETS --                                         100.0%                     $111,474
                                                                             ======                     =========

              -----------------------------

              +   Non-income producing security

              ++ Pass-through securities are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than stated maturity.

              *   Fair valued security; see Note 2

              #  Resale restricted to qualified institutional buyers

              @ Represents a zero-coupon bond which will convert to an interest-bearing security at a later date

              (1) Variable rate security; rate as of February 29, 2000

              (2) Bond issued as part of a unit which includes an equity component

              (3) Bond in default

              ADR - American Depository Receipt
              CAD - Canadian Dollar
              GBP - Great British Pound

              See Notes to Financial Statements

---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    HIGH-YIELD BOND SERIES             INVESTMENT PORTFOLIO -- FEBRUARY 29, 2000

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BONDS & NOTES -- 90.7%                                        (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 1.8%
                       Electronic Components -- 1.8%
                       Fairchild Semiconductor Corp. 10.38% 2007...................     $   250          $   249
                       Flextronics International Ltd. 8.75% 2007*..................         750              712
                       Zilog, Inc., Series B 9.50% 2005............................         250              228
                                                                                                         --------
                                                                                                           1,189
                                                                                                         --------
                       CONSUMER GOODS -- 5.0%
                       Beverages & Tobacco -- 2.2%
                       Canandaigua Wine, Inc. 8.75% 2003...........................         500              494
                       Delta Beverage Group, Inc. 9.75% 2003*......................       1,000              985

                       Food & Household Products -- 2.0%
                       Home Products International, Inc. 9.63% 2008................       1,500            1,380

                       Health & Personal Care -- 0.0%
                       Mariner Health Group, Inc. 9.50% 2006*(3)...................         610                6

                       Recreation & Other Consumer Products -- 0.8%
                       V2 Music Holdings PLC zero coupon 2008*#@(2)................       2,000              540
                                                                                                         --------
                                                                                                           3,405
                                                                                                         --------
                       CONSUMER SERVICES -- 0.4%
                       Retail -- 0.4%
                       Kmart Corp. 9.78% 2020......................................         250              248
                                                                                                         --------
                       ENERGY -- 0.7%
                       Energy Sources -- 0.7%
                       HS Resources, Inc. 9.25% 2006...............................         500              482
                                                                                                         --------
                       FINANCE -- 3.2%
                       Banking -- 0.8%
                       Fuji JGB Investment Preferred LLC 9.87% 2049#(1)............         500              502

                       Financial Services -- 2.4%
                       DR Structured Finance Corp. 9.35% 2019*.....................         500              474
                       Salton, Inc. 10.75% 2005....................................         500              507
                       William Hill Finance PLC 10.63% 2008........................   (GBP) 407              665
                                                                                                         --------
                                                                                                           2,148
                                                                                                         --------
                       MATERIALS -- 6.6%
                       Chemicals -- 0.3%
                       Key Plastics, Inc. 10.25% 2007*(3)..........................       1,000              250

                       Forest Products & Paper -- 4.5%
                       Container Corp. of America 9.75% 2003.......................       1,250            1,266
                       Kappa Beheer BV 10.63% 2009#................................ (EUR) 1,000            1,022
                       Pacifica Papers, Inc. 10.00% 2009...........................         250              249
                       Packaging Corp. of America 9.63% 2009.......................         500              500

                       Metals & Minerals -- 1.8%
                       Doe Run Resources Corp., Series B 11.25% 2005*..............         250              228
                       Kaiser Aluminum & Chemical Corp. 12.75% 2003................       1,000              982
                                                                                                         --------
                                                                                                           4,497
                                                                                                         --------

                                                           ---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BONDS & NOTES (CONTINUED)                                     (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       MULTI-INDUSTRY -- 3.0%
                       Multi-industry -- 3.0%
                       Graham Packaging Co., Series B 8.75% 2008...................     $ 1,500          $ 1,342
                       Tekni-Plex, Inc., Series B 9.25% 2008*......................         750              720
                                                                                                         --------
                                                                                                           2,062
                                                                                                         --------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 2.0%
                       Foreign Government -- 2.0%
                       Republic of Argentina 11.38% 2017...........................         500              493
                       United Mexican States 11.38% 2016...........................         700              826
                                                                                                         --------
                                                                                                           1,319
                                                                                                         --------
                       SERVICES -- 64.7%
                       Broadcasting & Publishing -- 22.5%
                       American Media Operations, Inc. 10.25% 2009.................       1,750            1,733
                       Chancellor Media Corp. 8.75% 2007...........................       1,000            1,015
                       Charter Communications Holdings zero coupon 2011@...........       1,750            1,006
                       Charter Communications Holdings 10.00% 2009#................         500              495
                       Comcast UK Cable Partners Ltd. zero coupon 2007@............       2,365            2,276
                       Fox Liberty Networks LLC zero coupon 2007@..................         575              461
                       Fox Liberty Networks LLC 8.88% 2007.........................       1,000            1,015
                       Gray Communications Systems, Inc. 10.63% 2006...............       1,250            1,272
                       Polestar Corp. 10.50% 2008.................................. (GBP)   225              343
                       Spectrasite Holdings, Inc. zero coupon 2008@................         750              495
                       Spectrasite Holdings, Inc. zero coupon 2009@................       1,500              870
                       STC Broadcasting, Inc. 11.00% 2007..........................       1,250            1,238
                       Sun Media Corp. 9.50% 2007..................................       1,475            1,438
                       Telemundo Holdings, Inc. zero coupon 2008@..................       1,000              660
                       Transwestern Publishing Co. 9.63% 2007......................         750              720
                       TVN Entertainment Corp. 14.00% 2008*#.......................         500              190

                       Business & Public Services -- 2.9%
                       Columbia/HCA Healthcare Corp. 6.91% 2005....................         250              223
                       Printpack, Inc. 10.63% 2006.................................       1,500            1,477
                       Protection One Alarm Monitoring Corp. 13.63% 2005...........         400              256

                       Business Services -- 3.0%
                       Allied Waste North America, Inc. 10.00% 2009................       1,000              817
                       Iron Mountain, Inc. 8.75% 2009..............................         500              448
                       Safety Kleen Services, Inc. 9.25% 2008......................         250              220
                       Stericycle, Inc. 12.38% 2009#...............................         500              514

                       Cellular & Paging -- 9.5%
                       Nextel Communications, Inc. zero coupon 2007@...............         500              381
                       Nextel Communications, Inc. zero coupon 2007@...............       2,250            1,614
                       Nextel Communications, Inc. zero coupon 2008@...............         250              178
                       Nextel Partners, Inc. zero coupon 2009@.....................         500              335
                       Nextel Partners, Inc. 11.00% 2010#..........................         250              250
                       Omnipoint Corp. 11.50% 2009#................................         500              540
                       Omnipoint Corp. 11.63% 2006.................................         750              802
                       Pagemart Wireless, Inc. zero coupon 2008*#@.................       1,000              490
                       PTC International Finance BV zero coupon 2007@..............       1,000              673
                       Voicestream Wire 10.38% 2009#...............................         500              518
                       Voicestream Wireless Corp. zero coupon 2009#@...............       1,000              625

---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BONDS & NOTES (CONTINUED)                                     (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES (continued)
                       Leisure & Tourism -- 5.8%
                       AMF Bowling Worldwide, Inc., Series B zero coupon 2006@.....     $   405          $   122
                       Boyd Gaming Corp. 9.50% 2007................................         250              235
                       Carmike Cinemas, Inc. 9.38% 2009............................         500              385
                       Florida Panthers Holdings, Inc. 9.88% 2009*.................         750              690
                       Horseshoe Gaming LLC 8.63% 2009.............................       1,000              915
                       International Game Technology 7.88% 2004....................         250              238
                       Jupiters Ltd. 8.50% 2006....................................         500              477
                       Premier Parks, Inc. zero coupon 2008@.......................         250              160
                       Premier Parks, Inc. 9.75% 2007..............................         500              500
                       Premier Parks, Inc. 9.75% 2007..............................         250              237

                       Telecommunications -- 21.0%
                       Allegiance Telecom, Inc. zero coupon 2008@..................         500              365
                       Allegiance Telecom, Inc. 12.88% 2008........................         500              558
                       Clearnet Communications, Inc. zero coupon 2008@............. (CAD) 4,925            2,176
                       Clearnet Communications, Inc. zero coupon 2007@............. (CAD)   750              375
                       COLT Telecom Group 7.63% 2008............................... (EUR)   750              355
                       COLT Telecom Group PLC 8.88% 2007........................... (EUR) 1,500              769
                       Comunicacion Celular SA zero coupon 2005#@..................       1,000              675
                       Consorcio Ecuatoriano de Telecommunicaciones 14.00%
                         2002(3)...................................................         500              276
                       Crown Castle International Corp. zero coupon 2007@..........       1,000              722
                       Crown Castle International Corp. zero coupon 2011@..........         500              313
                       Esat Telecom Group PLC zero coupon 2007*@...................       1,250            1,112
                       Esat Telecom Group PLC 11.88% 2008..........................         250              290
                       Leap Wireless International, Inc. zero coupon 2010@(2)......         500              260
                       Leap Wireless International, Inc. 12.50% 2010(2)............         500              508
                       McCaw International Ltd. zero coupon 2007@..................       1,000              723
                       Nextlink Communications, Inc. 9.00% 2008....................         250              232
                       Time Warner Telecom, Inc. 9.75% 2008........................       1,250            1,256
                       United States Xchange LLC 15.00% 2008*......................       1,000              628
                       Versatel Telecom International NV 11.88% 2009+*.............  (EUR)  500              512
                       Viatel, Inc. 11.15% 2008....................................  (EUR)  500              238
                       Viatel, Inc. 11.25% 2008....................................  (EUR)2,000            1,870
                                                                                                         --------
                                                                                                          43,760
                                                                                                         --------
                       UNITED STATES TREASURY -- 3.3%
                       10.75% Bonds 2003...........................................       2,000            2,217
                                                                                                         --------
                       TOTAL BOND & NOTES (cost $67,358)...........................                       61,327
                                                                                                         --------
                       COMMON STOCK -- 0.1%                                                SHARES
                       ---------------------------------------------------------------------------------------------
                       OTHER COMMON STOCK (cost $1,108)............................                           63
                                                                                                         --------

                       PREFERRED STOCK -- 2.0%
                       ---------------------------------------------------------------------------------------------
                       SERVICES -- 2.0%
                       Broadcasting & Publishing -- 0.8%
                       Cumulus Media, Inc. 13.75%(4)...............................         500              575

                       Telecommunications -- 1.2%
                       Dobson Communications Corp. 12.25%*(4)......................         791              805
                                                                                                         --------
                       TOTAL PREFERRED STOCK (cost $1,224).........................                        1,380
                                                                                                         --------

                                                           ---------------------

                                                                                                          VALUE
                       WARRANTS -- 0.3%+*#                                             SHARES         (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CONSUMER GOODS -- 0.0%
                       Recreation & Other Consumer Products -- 0.0%
                       V2 Music Holdings PLC 04/15/08..............................       2,000          $     0
                                                                                                         --------

                       SERVICES -- 0.3%

                       Broadcasting & Publishing -- 0.0%
                       TVN Entertainment Corp. 8/01/08.............................         500                0

                       Cellular & Paging -- 0.0%
                       Globalstar Telecommunications 02/15/04......................         250               27

                       Telecommunications -- 0.3%
                       Comunicacion Celular SA 08/15/03............................       1,000                0
                       Esat Holdings Ltd. 02/01/07.................................         500               97
                       McCaw International Ltd. 04/15/07...........................       1,000                3
                       NTL, Inc. 10/14/08..........................................         712               85
                                                                                                         --------
                       TOTAL WARRANTS (cost $81)...................................                          212
                                                                                                         --------
                       TOTAL INVESTMENT SECURITIES (cost $69,771)..................                       62,982
                                                                                                         --------
                                                                                     PRINCIPAL
                                                                                       AMOUNT
                       SHORT-TERM SECURITIES -- 6.1%                               (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 4.9%
                       CIT Group Holdings, Inc. 5.88% due 3/01/00..................     $ 1,790            1,790
                       Household Finance Corp. 5.73% due 3/20/00...................         950              947
                       President & Fellows Harvard 5.80% due 4/03/00...............         573              570
                                                                                                         --------
                                                                                                           3,307
                                                                                                         --------
                       FEDERAL AGENCY OBLIGATIONS -- 1.2%
                       Federal National Mortgage Association Discount Notes
                         5.69% due 3/03/00.........................................         790              790
                                                                                                         --------
                       TOTAL SHORT-TERM SECURITIES (cost $4,097)...................                        4,097
                                                                                                         --------
                       TOTAL INVESTMENTS  --
                         (cost $73,868)                                       99.2%                      $67,079
                       Other assets less liabilities --                        0.8                           550
                                                                             ------                      --------
                       NET ASSETS --                                         100.0%                      $67,629
                                                                             ======                      ========


              -----------------------------

              +   Non-income producing security

              *   Fair valued security; see Note 2

              #  Resale restricted to qualified institutional buyers

              @ Represents a zero-coupon bond which will convert to an interest-bearing security at a later date

              (1) Variable rate security; rate as of February 29, 2000

              (2) Bond issued as a part of a unit which includes an equity component

              (3) Bond in default

              (4) PIK ("Payment-in-Kind") payment made with additional shares in lieu of cash

---------------------

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS
              ----------------------------------------------------------------

                                                          GROSS UNREALIZED
                 CONTRACT           IN         DELIVERY     APPRECIATION
                TO DELIVER     EXCHANGE FOR      DATE      (IN THOUSANDS)
              ----------------------------------------------------------------
              EUR        475,000   USD  460,640    05/22/00         $ 10
              EUR        589,000   USD  571,274    05/24/00           25
              EUR      1,000,000   USD  974,109    07/24/00           50
              GBP        245,000   USD  386,760    03/14/00            8
              GBP        102,000   USD  161,017    03/17/00            2
              GBP         92,000   USD  145,228    03/22/00            3
              GBP        122,000   USD  192,580    04/26/00            9
              GBP         59,000   USD   93,133    04/27/00            4
                                                                    ----
              Net Unrealized Appreciation..................         $111
                                                                    ====

              -----------------------------

                       CAD  - Canadian Dollar                 GBP  - Great British Pound
                       EUR  - Euro Dollar                     USD  - United States Dollar

              See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    U.S. GOVERNMENT/
    AAA RATED SECURITIES               INVESTMENT PORTFOLIO -- FEBRUARY 29, 2000

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BONDS & NOTES -- 95.5%                                        (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       ASSET-BACKED SECURITIES -- 16.9%++
                       Green Tree Financial Corp., Series 1995-9, Class A5 6.80%
                         2026......................................................     $ 1,000          $   994
                       Nomura Asset Securities, Series 1998-D6, Class A1A 6.28%
                         2028(1)...................................................       2,588            2,473
                       NPF XII, Inc., Series 1999-2, Class A 7.05% 2003*#..........       1,125            1,099
                       Peco Energy Transport Trust, Series 1999-A, Class A7 6.13%
                         2009......................................................         750              687
                       PP&L Transition Bond Co., LLC, Series 1999-1, Class A8 7.15%
                         2009......................................................         725              717
                       Structured Asset Securities Corp., Series 1998-RE1, Class 1
                         8.67%
                         2025#(1)..................................................       1,368            1,397
                       Structured Asset Securities Corp., Series 1998-RF2, Class A
                         8.54% 2027#(1)............................................       2,693            2,738
                                                                                                         -------
                                                                                                          10,105
                                                                                                         -------
                       DEVELOPMENTAL AUTHORITIES -- 1.4%
                       Intermediate American Development Bank 8.88% 2009...........         750              824
                                                                                                         -------
                       FEDERAL AGENCY OBLIGATIONS -- 38.6%++
                       Federal Home Loan Mortgage Corp. 5.13% 2008.................       1,700            1,473
                       Federal Home Loan Mortgage Corp. 6.50% 2009.................       2,000            1,912
                       Federal Home Loan Mortgage Corp. 7.00% TBA..................         260              255
                       Federal Home Loan Mortgage Corp. 8.00% 2012.................         275              278
                       Federal Home Loan Mortgage Corp. 9.00% 2021-2022............         451              467
                       Federal Home Loan Mortgage Corp. 9.50% 2016.................         358              372
                       Federal Home Loan Mortgage Corp. 11.88% 2013................           7                7
                       Federal Home Loan Mortgage Corp. 12.50% 2013................          54               59
                       Federal National Mortgage Association 5.25% 2009............         500              435
                       Federal National Mortgage Association 5.50% 2014............       2,333            2,143
                       Federal National Mortgage Association 6.00% 2008-2013.......         629              587
                       Federal National Mortgage Association 6.25% 2029............         700              628
                       Federal National Mortgage Association 6.50% 2011............       1,636            1,581
                       Federal National Mortgage Association 6.85% 2026*...........       1,299            1,142
                       Federal National Mortgage Association 7.00% 2027............         500              477
                       Federal National Mortgage Association 11.50% 2029...........         183              202
                       Government National Mortgage Association 6.50% 2013-2028....         725              689
                       Government National Mortgage Association 7.00% 2023-2029....       3,282            3,159
                       Government National Mortgage Association 7.50% 2022-2023....       1,882            1,859
                       Government National Mortgage Association 8.00% 2017-2023....       2,581            2,606
                       Government National Mortgage Association 8.50% 2016.........         133              137
                       Government National Mortgage Association 9.00% 2016-2017....         369              384
                       Government National Mortgage Association 9.50% 2009-2017....       2,016            2,129
                       Government National Mortgage Association 10.00% 2016........           9               10
                       Government National Mortgage Association 10.50% 2016........          73               80
                                                                                                         -------
                                                                                                          23,071
                                                                                                         -------
                       MORTGAGE-RELATED SECURITIES -- 17.7%++
                       Chase Commercial Mortgage Securities Corp., Series 1998-2,
                         Class A2 6.39% 2008.......................................         250              230
                       Credit Suisse First Boston Mortgage, Series 1998-C1, Class
                         A1A 6.26% 2007............................................         655              624
                       DLJ Mortgage Acceptance Corp., Series 1996-CF2, Class A1B
                         7.29% 2021#...............................................       3,800            3,713
                       GMAC Commercial Mortgage Security, Inc., Series 1997-C1,
                         Class A3 6.87% 2007.......................................         250              235
                       Merrill Lynch Mortgage Investors, Inc., Series 1995-C3,
                         Class A2 6.81% 2025(1)....................................         500              490
                       Merrill Lynch Mortgage Investors, Inc., Series 1995-C3,
                         Class A3 7.05% 2025(1)....................................         500              486

---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BONDS & NOTES (CONTINUED)                                     (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       MORTGAGE-RELATED SECURITIES (continued)
                       Morgan (J.P.) Commercial Mortgage Finance Corp., Series
                         1995-C1, Class A2 7.42% 2010(1)...........................     $ 1,000          $   984
                       Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A2
                         6.48% 2030................................................         500              463
                       Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A2
                         6.53% 2031................................................         750              694
                       Mortgage Capital Funding, Inc., Series 1998-MC1, Class A1
                         6.42% 2007................................................       1,319            1,266
                       Norwest Asset Securities Corp., Series 1998-31, Class A1
                         6.25% 2014................................................         280              264
                       Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC
                         4.34% 2040#(1)............................................       1,137            1,113
                                                                                                         -------
                                                                                                          10,562
                                                                                                         -------
                       MUNICIPAL BONDS -- 1.5%
                       Puerto Rico Public Finance Corp., Series 1999-1, Class A
                         6.15% 2008*...............................................         951              912
                                                                                                         -------
                       UNITED STATES TREASURY -- 19.4%
                       5.25% Bonds 2029............................................       1,000              864
                       7.13% Bonds 2023............................................         300              326
                       8.75% Bonds 2017............................................       1,500            1,848
                       8.88% Bonds 2017............................................       5,125            6,389
                       5.50% Notes 2009............................................       2,000            1,852
                       5.88% Notes 2002............................................         300              295
                                                                                                         -------
                                                                                                          11,574
                                                                                                         -------
                       TOTAL INVESTMENT SECURITIES (cost $58,985)..................                       57,048
                                                                                                         -------

                       SHORT-TERM SECURITIES -- 2.8%
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 2.8%
                       Albertson's, Inc. 5.76% due 3/03/00.........................         700              700
                       CIT Group Holdings, Inc. 5.88% due 3/01/00..................         981              981
                                                                                                         -------
                       TOTAL SHORT-TERM SECURITIES (cost $1,681)...................                        1,681
                                                                                                         -------

                       TOTAL INVESTMENTS --
                         (cost $60,666)                                  98.3%                           $58,729
                       Other assets less liabilities --                   1.7                              1,018
                                                                       ------                            -------
                       NET ASSETS --                                    100.0%                           $59,747
                                                                       ======                            =======

              -----------------------------

              ++ Pass-through securities are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

              *   Fair valued security; see Note 2

              #  Resale restricted to qualified institutional buyers

              TBA - Security purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal amount and maturity date will be determined upon settlement date.

              (1) Variable rate security; rate as of February 29, 2000

              See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    CASH MANAGEMENT SERIES             INVESTMENT PORTFOLIO -- FEBRUARY 29, 2000

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       SHORT-TERM SECURITIES -- 105.1%                               (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 75.9%
                       American Express Credit Corp. 5.77% due 3/27/00.............     $ 2,100          $ 2,091
                       American General Corp. 5.70% due 3/10/00....................       2,000            1,997
                       Anheuser-Busch Cos., Inc. 5.80% due 4/07/00.................       2,200            2,187
                       Bell Atlantic Financial Services 5.68% due 3/07/00..........       2,000            1,998
                       BellSouth Telecommunications, Inc. 5.67% due 3/02/00........       2,100            2,100
                       Bestfoods 5.82% due 4/05/00.................................       1,700            1,690
                       Chevron Transport Corp. 5.73% due 3/14/00...................       2,000            1,996
                       Ciesco L.P. 5.68% due 3/01/00...............................       2,000            2,000
                       Coca-Cola Co. 5.80% due 4/10/00.............................       2,000            1,987
                       Colgate-Palmolive Co. 5.75% due 3/10/00.....................       1,500            1,498
                       du Pont (E.I.) de Nemours & Co. 5.67% due 3/20/00...........       1,000              997
                       Eastman Kodak Co. 5.70% due 3/16/00.........................       2,000            1,995
                       Emerson Electric Co. 5.69% due 3/17/00......................       1,300            1,297
                       Emerson Electric Co. 5.85% due 4/27/00......................       1,100            1,090
                       Ford Motor Credit Co. 5.85% due 4/28/00.....................       2,300            2,278
                       General Motors Acceptance Corp. 5.82% due 4/06/00...........       2,100            2,088
                       Heinz (H.J.) Co. 5.68% due 3/08/00..........................       2,000            1,998
                       Household Finance Corp. 5.73% due 3/06/00...................       1,973            1,971
                       IBM Credit Corp. 5.81% due 4/18/00..........................       1,400            1,389
                       John Hancock Capital Corp. 5.83% due 4/17/00................       1,650            1,638
                       Marsh USA, Inc. 5.81% due 4/03/00...........................       1,403            1,396
                       Monsanto Co. 5.77% due 3/15/00..............................       2,000            1,996
                       Motiva Enterprises LLC 5.70% due 3/13/00....................       2,100            2,096
                       Motorola, Inc. 5.75% due 3/31/00............................       2,000            1,990
                       Pfizer, Inc. 5.75% due 3/02/00..............................       2,100            2,100
                       Preferred Receivables Funding Corp. 5.73% due 3/06/00.......       2,000            1,998
                       Procter & Gamble Co. 5.80% due 4/04/00......................       1,100            1,094
                       USAA Capital Corp. 5.80% due 4/03/00........................         800              796
                       Wal-Mart Stores, Inc. 5.82% due 4/25/00.....................       2,000            1,982
                       Warner-Lambert Co. 5.76% due 3/20/00........................       1,200            1,196
                                                                                                         -------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $52,929).............                       52,929
                                                                                                         -------
                       FEDERAL AGENCY OBLIGATIONS -- 29.2%
                       Federal Home Loan Bank Discount Notes 5.66% due 3/24/00.....       2,100            2,092
                       Federal Home Loan Bank Discount Notes 5.74% due 4/12/00.....       2,900            2,881
                       Federal Home Loan Bank Discount Notes 5.77% due 4/24/00.....       2,346            2,326
                       Federal Home Loan Mortgage Discount Notes 5.63% due
                         3/21/00...................................................       1,000              997
                       Federal Home Loan Mortgage Discount Notes 5.65% due
                         3/07/00...................................................         526              526
                       Federal Home Loan Mortgage Discount Notes 5.74% due
                         4/11/00...................................................       2,400            2,384
                       Federal Home Loan Mortgage Discount Notes 5.78% due
                         4/18/00...................................................       3,600            3,572
                       Federal Home Loan Mortgage Discount Notes 5.78% due
                         4/20/00...................................................         480              476
                       Federal National Mortgage Association Discount Notes 5.59%
                         due 3/09/00...............................................       1,799            1,797
                       Federal National Mortgage Association Discount Notes 5.60%
                         due 3/16/00...............................................       2,000            1,995
                       Federal National Mortgage Association Discount Notes 5.65%
                         due 3/09/00...............................................         600              599

---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       SHORT-TERM SECURITIES (CONTINUED)                             (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       FEDERAL AGENCY OBLIGATIONS (continued)
                       Federal National Mortgage Association Discount Notes 5.66%
                         due 3/01/00...............................................     $   499          $   499
                       Federal National Mortgage Association Discount Notes 5.75%
                         due 4/03/00...............................................         200              199
                                                                                                         -------
                       TOTAL FEDERAL AGENCY OBLIGATIONS (cost $20,343).............                       20,343
                                                                                                         -------
                       TOTAL SHORT-TERM SECURITIES (cost $73,272)..................                       73,272
                                                                                                         -------
                       TOTAL INVESTMENTS  --
                         (cost $73,272)                                 105.1%                           $73,272
                       Liabilities in excess of other assets --          (5.1)                            (3,579)
                                                                       ------                            -------
                       NET ASSETS --                                    100.0%                           $69,693
                                                                       ======                            =======


              -----------------------------

              See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF ASSETS AND LIABILITIES
    FEBRUARY 29, 2000

    (DOLLARS AND SHARES IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                                                                         U.S.
                                                                                                                      GOVERNMENT/
                                                                                              ASSET      HIGH-YIELD    AAA-RATED
                                                 GROWTH     INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                 SERIES        SERIES          SERIES         SERIES       SERIES       SERIES
   ------------------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities at value*...........  $1,085,418     $253,132        $641,502       $100,826     $62,982       $57,048
   Short-term securities*....................     156,681       45,297         145,249          9,998       4,097         1,681
   Cash......................................          17           35               1             10          61             1
   Foreign Cash..............................          --            3              --             --          --            --
   Receivables for --
     Sales of investments....................      15,483          354           2,754             --          --         1,165
     Fund shares sold........................       3,666          431              70             --           1            --
     Dividends and accrued interest..........         368          222           1,533            776       1,289           453
     Foreign currency contracts..............          --          460              --             --          --            --
   Prepaid expenses..........................          11            3              12              2           1             1
   Unrealized appreciation on forward foreign
     currency contracts......................          --           --              --             --         111            --
                                               ----------------------------------------------------------------------------------
                                                1,261,644      299,937         791,121        111,612      68,542        60,349
                                               ----------------------------------------------------------------------------------
   LIABILITIES:
   Payables for --
     Purchases of investments................       7,938           98           1,665             --         759           509
     Fund shares redeemed....................       1,180           64           1,102             55          84            26
     Advisory fees...........................         289          140             194             28          18            16
     Management fees.........................         192           56             129             19          12            10
     Foreign currency contracts..............          --          456              --             --          --            --
   Other accrued expenses....................         112          149              91             36          40            41
                                               ----------------------------------------------------------------------------------
                                                    9,711          963           3,181            138         913           602
                                               ----------------------------------------------------------------------------------
   NET ASSETS................................  $1,251,933     $298,974        $787,940       $111,474     $67,629       $59,747
                                               ==================================================================================
   Shares of beneficial interest outstanding
     (unlimited shares authorized)...........      20,629       13,791          28,799          8,727       6,700         5,858
   Net asset value per share.................  $    60.69     $  21.68        $  27.36       $  12.77     $ 10.09       $ 10.20
                                               ==================================================================================
   COMPOSITION OF NET ASSETS:
   Capital paid in...........................  $  418,748     $130,911        $550,235       $ 85,811     $75,612       $60,081
   Accumulated undistributed net investment
     income..................................       2,033          691          17,763          4,383       8,148         4,263
   Accumulated undistributed net realized
     gain (loss) on investments, futures,
     options and foreign currency............     261,658       25,111         188,932         14,438      (9,450)       (2,660)
   Unrealized appreciation/depreciation on
     investments.............................     569,495      142,273          31,010          6,842      (6,789)       (1,937)
   Unrealized foreign exchange gain (loss) on
     other assets and liabilities............          (1)         (12)             --             --         108            --
                                               ----------------------------------------------------------------------------------
       Net Assets............................  $1,251,933     $298,974        $787,940       $111,474     $67,629       $59,747
                                               ==================================================================================
   ---------------
   * Cost
     Investment securities...................  $  515,923     $110,859        $610,491       $ 93,984     $69,771       $58,985
                                               ==================================================================================
     Short-term securities...................  $  156,681     $ 45,297        $145,250       $  9,998     $ 4,097       $ 1,681
                                               ==================================================================================


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   ------------------------------------------  ----------
   ASSETS:
   Investment securities at value*...........   $    --
   Short-term securities*....................    73,272
   Cash......................................       128
   Foreign Cash..............................        --
   Receivables for --
     Sales of investments....................        --
     Fund shares sold........................        55
     Dividends and accrued interest..........        --
     Foreign currency contracts..............        --
   Prepaid expenses..........................         1
   Unrealized appreciation on forward foreign
     currency contracts......................        --
                                               ----------
                                                 73,456
                                               ----------
   LIABILITIES:
   Payables for --
     Purchases of investments................        --
     Fund shares redeemed....................     3,690
     Advisory fees...........................        18
     Management fees.........................        12
     Foreign currency contracts..............        --
   Other accrued expenses....................        43
                                               ----------
                                                  3,763
                                               ----------
   NET ASSETS................................   $69,693
                                               ==========
   Shares of beneficial interest outstanding
     (unlimited shares authorized)...........     6,291
   Net asset value per share.................   $ 11.08
                                               ==========
   COMPOSITION OF NET ASSETS:
   Capital paid in...........................   $66,201
   Accumulated undistributed net investment
     income..................................     3,493
   Accumulated undistributed net realized
     gain (loss) on investments, futures,
     options and foreign currency............        (1)
   Unrealized appreciation/depreciation on
     investments.............................        --
   Unrealized foreign exchange gain (loss) on
     other assets and liabilities............        --
                                               ----------
       Net Assets............................   $69,693
                                               ==========
   ---------------
   * Cost
     Investment securities...................   $    --
                                               ==========
     Short-term securities...................   $73,272
                                               ==========

    See Notes to Financial Statements

---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF OPERATIONS
    FOR THE YEAR ENDED FEBRUARY 29, 2000

    (DOLLARS IN THOUSANDS)

                                                                                                                       U.S.
                                                                                                                    GOVERNMENT/
                                                                                            ASSET      HIGH-YIELD    AAA-RATED
                                                GROWTH    INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                SERIES       SERIES          SERIES         SERIES       SERIES       SERIES
   ----------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME:
   Income:
     Interest................................  $  4,470     $  1,287        $   8,672      $  3,498     $ 8,240       $ 4,772
     Dividends...............................     3,061        2,563           13,998         1,610          17            --
                                               --------------------------------------------------------------------------------
            Total income*....................     7,531        3,850           22,670         5,108       8,257         4,772
                                               --------------------------------------------------------------------------------
   Expenses:
     Advisory fees...........................     3,064        1,363            2,744           391         257           220
     Management fees.........................     2,043          544            1,829           261         171           147
     Custodian fees..........................       289          414              222            61          60            51
     Auditing and legal fees.................        39           37               39            33          34            34
     Reports to investors....................        35            6               37             4           4             4
     Trustees' fees..........................        14            3               13             2           1             1
     Other expenses..........................        13            3               15             2           2             1
                                               --------------------------------------------------------------------------------
            Total expenses before custody
              credits........................     5,497        2,370            4,899           754         529           458
            Custody credits earned on cash
              balances.......................        (4)          (3)              (5)           (2)         (4)           (3)
                                               --------------------------------------------------------------------------------
   Net investment income.....................     2,038        1,483           17,776         4,356       7,732         4,317
                                               --------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCIES:
   Net realized gain (loss) on investments...   261,869       25,593          188,936        14,475      (9,210)       (1,187)
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........         2           72               (3)           (1)        237            --
   Change in unrealized appreciation/
     depreciation of investments.............   217,176       92,886         (174,414)      (10,342)       (202)       (2,020)
   Change in unrealized foreign exchange
     gain/loss on other assets and
     liabilities.............................        (1)         (12)              --            --          63            --
                                               --------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
     investments, foreign currency and other
     assets and liabilities..................   479,046      118,539           14,519         4,132      (9,112)       (3,207)
                                               --------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS...............  $481,084     $120,022        $  32,295      $  8,488     $(1,380)      $ 1,110
                                               ================================================================================


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   ------------------------------------------  ----------
   NET INVESTMENT INCOME:
   Income:
     Interest................................    $3,979
     Dividends...............................        --
                                               ----------
            Total income*....................     3,979
                                               ----------
   Expenses:
     Advisory fees...........................       244
     Management fees.........................       162
     Custodian fees..........................        39
     Auditing and legal fees.................        34
     Reports to investors....................         4
     Trustees' fees..........................         1
     Other expenses..........................         1
                                               ----------
            Total expenses before custody
              credits........................       485
            Custody credits earned on cash
              balances.......................        (3)
                                               ----------
   Net investment income.....................     3,497
                                               ----------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCIES:
   Net realized gain (loss) on investments...        (1)
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........        --
   Change in unrealized appreciation/
     depreciation of investments.............        --
   Change in unrealized foreign exchange
     gain/loss on other assets and
     liabilities.............................        --
                                               ----------
   Net realized and unrealized gain (loss) on
     investments, foreign currency and other
     assets and liabilities..................        (1)
                                               ----------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS...............    $3,496
                                               ==========

---------------
    * Net of foreign witholding taxes of $53; $302; $117; and $12 on Growth, International, Growth-Income and Asset Allocation Series, respectively.

    See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED FEBRUARY 29, 2000

    (DOLLARS AND SHARES IN THOUSANDS)

                                                                                                                         U.S.
                                                                                                                      GOVERNMENT/
                                                                                              ASSET      HIGH-YIELD    AAA-RATED
                                                 GROWTH     INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                 SERIES        SERIES          SERIES         SERIES       SERIES       SERIES
   ------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income.....................  $    2,038     $  1,483        $  17,776      $  4,356     $  7,732     $  4,317
   Net realized gain (loss) on investments...     261,869       25,593          188,936        14,475       (9,210)      (1,187)
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........           2           72               (3)           (1)         237           --
   Change in unrealized appreciation/
     depreciation of investments.............     217,176       92,886         (174,414)      (10,342)        (202)      (2,020)
   Change in unrealized foreign exchange
     gain/loss on other assets and
     liabilities.............................          (1)         (12)              --            --           63           --
                                               ----------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations...............     481,084      120,022           32,295         8,488       (1,380)       1,110
                                               ----------------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS
     PAID TO SHAREHOLDERS:
   Dividends from net investment income......      (3,520)      (5,485)         (20,340)       (6,450)     (12,930)      (6,130)
   Distributions from net realized gains on
     investments.............................    (242,808)     (27,757)        (233,900)      (22,292)      (2,960)          --
                                               ----------------------------------------------------------------------------------
   Total dividends and distributions paid to
     shareholders............................    (246,328)     (33,242)        (254,240)      (28,742)     (15,890)      (6,130)
                                               ----------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................     132,553       37,555           48,945         5,501       16,572       14,814
   Proceeds from shares issued for
     reinvestment of dividends and
     distributions...........................     246,328       33,242          254,240        28,742       15,890        6,130
   Cost of shares repurchased................    (269,024)     (63,124)        (207,410)      (32,315)     (38,811)     (31,458)
                                               ----------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions............................     109,857        7,673           95,775         1,928       (6,349)     (10,514)
                                               ----------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS...     344,613       94,453         (126,170)      (18,326)     (23,619)     (15,534)
   NET ASSETS:
   Beginning of period.......................     907,320      204,521          914,110       129,800       91,248       75,281
                                               ----------------------------------------------------------------------------------
   End of period.............................  $1,251,933     $298,974        $ 787,940      $111,474     $ 67,629     $ 59,747
                                               ==================================================================================
   ---------------
   Accumulated undistributed net investment
     income..................................  $    2,033     $    691        $  17,763      $  4,383     $  8,148     $  4,263
                                               ==================================================================================
   Shares issued and repurchased:
     Sold....................................       2,526        2,101            1,514           387        1,387        1,404
     Issued in reinvestment of dividends and
       distributions.........................       5,723        2,331            8,734         2,254        1,591          620
     Repurchased.............................      (5,107)      (3,709)          (6,393)       (2,257)      (3,355)      (2,990)
                                               ----------------------------------------------------------------------------------
   Net increase (decrease)...................       3,142          723            3,855           384         (377)        (966)
                                               ==================================================================================


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   ------------------------------------------  ----------
   OPERATIONS:
   Net investment income.....................  $   3,497
   Net realized gain (loss) on investments...        (1)
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........         --
   Change in unrealized appreciation/
     depreciation of investments.............         --
   Change in unrealized foreign exchange
     gain/loss on other assets and
     liabilities.............................         --
                                               ----------
   Net increase (decrease) in net assets
     resulting from operations...............      3,496
                                               ----------
   DIVIDENDS AND DISTRIBUTIONS
     PAID TO SHAREHOLDERS:
   Dividends from net investment income......    (4,180)
   Distributions from net realized gains on
     investments.............................        (2)
                                               ----------
   Total dividends and distributions paid to
     shareholders............................    (4,182)
                                               ----------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................    165,254
   Proceeds from shares issued for
     reinvestment of dividends and
     distributions...........................      4,182
   Cost of shares repurchased................  (181,304)
                                               ----------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions............................   (11,868)
                                               ----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS...   (12,554)
   NET ASSETS:
   Beginning of period.......................     82,247
                                               ----------
   End of period.............................  $  69,693
                                               ----------
   Accumulated undistributed net investment
     income..................................  $   3,493
                                               ----------
   Shares issued and repurchased:
     Sold....................................     14,913
     Issued in reinvestment of dividends and
       distributions.........................        388
     Repurchased.............................   (16,395)
                                               ----------
   Net increase (decrease)...................    (1,094)
                                               ----------

    See Notes to Financial Statements
---------------------

   O
---------------------

    ANCHOR PATHWAY
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE PERIOD DECEMBER 1, 1998 THROUGH FEBRUARY 28, 1999#

    (DOLLARS AND SHARES IN THOUSANDS)

                                                                                                                       U.S.
                                                                                                                    GOVERNMENT/
                                                                                            ASSET      HIGH-YIELD    AAA-RATED
                                                GROWTH    INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                SERIES       SERIES          SERIES         SERIES       SERIES       SERIES
   ----------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)..............  $    769     $    (38)       $  3,745       $  1,164     $  2,277     $  1,162
   Net realized gain on investments..........    43,357        3,365          41,842          3,184          607          202
   Net realized foreign exchange gain on
     other assets and liabilities............        --            5              --             --          112           --
   Change in unrealized appreciation/
     depreciation of investments.............    74,943       17,708          (4,264)        (2,522)      (2,631)      (1,597)
   Change in unrealized foreign exchange
     gain/loss on other assets and
     liabilities.............................        --           (8)             --              3           24           --
                                               --------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations...............   119,069       21,032          41,323          1,829          389         (233)
                                               --------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................    27,772        8,280          14,357          3,124        7,120        7,030
   Cost of shares repurchased................   (75,876)     (18,554)        (57,564)        (9,222)     (16,322)     (11,201)
                                               --------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions............................   (48,104)     (10,274)        (43,207)        (6,098)      (9,202)      (4,171)
                                               --------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS...    70,965       10,758          (1,884)        (4,269)      (8,813)      (4,404)

   NET ASSETS:
   Beginning of period.......................   836,355      193,763         915,994        134,069      100,061       79,685
                                               --------------------------------------------------------------------------------
   End of period.............................  $907,320     $204,521        $914,110       $129,800     $ 91,248     $ 75,281
                                               ================================================================================
   Accumulated undistributed net investment
     income..................................  $  3,513     $  4,158        $ 20,330       $  6,443     $ 12,878     $  6,122
                                               ================================================================================
   Shares issued and repurchased:
     Sold....................................       541          549             393            202          551          633
     Repurchased.............................    (1,503)      (1,229)         (1,584)          (597)      (1,270)      (1,010)
                                               --------------------------------------------------------------------------------
   Net increase (decrease)...................      (962)        (680)         (1,191)          (395)        (719)        (377)
                                               ================================================================================


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   ------------------------------------------  ----------
   OPERATIONS:
   Net investment income (loss)..............  $    761
   Net realized gain on investments..........         1
   Net realized foreign exchange gain on
     other assets and liabilities............        --
   Change in unrealized appreciation/
     depreciation of investments.............        --
   Change in unrealized foreign exchange
     gain/loss on other assets and
     liabilities.............................        --
                                               ----------
   Net increase (decrease) in net assets
     resulting from operations...............       762
                                               ----------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................    65,150
   Cost of shares repurchased................   (47,491)
                                               ----------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions............................    17,659
                                               ----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS...    18,421
   NET ASSETS:
   Beginning of period.......................    63,826
                                               ----------
   End of period.............................  $ 82,247
                                               ----------
   Accumulated undistributed net investment
     income..................................  $  4,176
                                               ----------
   Shares issued and repurchased:
     Sold....................................     5,878
     Repurchased.............................    (4,287)
                                               -----------
   Net increase (decrease)...................     1,591
                                               -----------


---------------
    # The Fund changed its fiscal year end from November 30 to February 28.

    See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED NOVEMBER 30, 1998

    (DOLLARS AND SHARES IN THOUSANDS)

                                                                                                                        U.S.
                                                                                                                     GOVERNMENT/
                                                                                             ASSET      HIGH-YIELD    AAA-RATED
                                                GROWTH     INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                SERIES        SERIES          SERIES         SERIES       SERIES       SERIES
   -----------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income.....................  $   2,774     $  2,915        $  16,601      $  5,204     $ 10,264     $  4,865
   Net realized gain on investments..........    199,464       26,400          192,083        19,210        2,704        1,702
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........         --           43               --            --          (95)          --
   Change in unrealized appreciation/
     depreciation on investments.............    (18,723)         454          (75,884)      (11,352)      (8,636)        (136)
   Change in unrealized foreign exchange
     gain/loss on other assets and
     liabilities.............................         --         (235)              --            (3)          13           --
                                               ---------------------------------------------------------------------------------
   Net increase in net assets resulting from
     operations..............................    183,515       29,577          132,800        13,059        4,250        6,431
                                               ---------------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS
     PAID TO SHAREHOLDERS:
   Dividends from net investment income......     (3,495)      (3,310)         (17,480)       (5,385)     (11,180)      (6,410)
   Distributions from net realized gains on
     investments.............................   (148,000)     (54,645)        (166,343)      (18,305)      (2,570)          --
                                               ---------------------------------------------------------------------------------
   Total dividends and distributions paid to
     shareholders............................   (151,495)     (57,955)        (183,823)      (23,690)     (13,750)      (6,410)
                                               ---------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................    120,195       37,714           92,874        16,070       34,394       33,591
   Proceeds from shares issued for
     reinvestment of dividends and
     distributions...........................    151,495       57,955          183,823        23,690       13,750        6,410
   Cost of shares repurchased................   (268,585)     (96,865)        (260,112)      (50,506)     (57,253)     (41,946)
                                               ---------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions............................      3,105       (1,196)          16,585       (10,746)      (9,109)      (1,945)
                                               ---------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS...     35,125      (29,574)         (34,438)      (21,377)     (18,609)      (1,924)
   NET ASSETS:
   Beginning of period.......................    801,230      223,337          950,432       155,446      118,670       81,609
                                               ---------------------------------------------------------------------------------
   End of period.............................  $ 836,355     $193,763        $ 915,994      $134,069     $100,061     $ 79,685
                                               =================================================================================
   Accumulated undistributed net investment
     income..................................  $   2,744     $  3,370        $  16,585      $  5,279     $ 10,471     $  4,991
                                               =================================================================================
   Shares issued and repurchased:
     Sold....................................      2,820        2,526            2,655         1,032        2,646        3,076
     Issued in reinvestment of dividends and
       distributions.........................      3,611        3,971            5,274         1,547        1,052          616
     Repurchased.............................     (6,265)      (6,477)          (7,463)       (3,262)      (4,349)      (3,842)
                                               ---------------------------------------------------------------------------------
   Net increase (decrease)...................        166           20              466          (683)        (651)        (150)
                                               =================================================================================


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   ------------------------------------------  ----------
   OPERATIONS:
   Net investment income.....................  $   3,429
   Net realized gain on investments..........          2
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........         --
   Change in unrealized appreciation/
     depreciation on investments.............         --
   Change in unrealized foreign exchange
     gain/loss on other assets and
     liabilities.............................         --
                                               -----------
   Net increase in net assets resulting from
     operations..............................      3,431
                                               -----------
   DIVIDENDS AND DISTRIBUTIONS
     PAID TO SHAREHOLDERS:
   Dividends from net investment income......     (3,995)
   Distributions from net realized gains on
     investments.............................         --
                                               -----------
   Total dividends and distributions paid to
     shareholders............................     (3,995)
                                               ------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................    171,512
   Proceeds from shares issued for
     reinvestment of dividends and
     distributions...........................      3,995
   Cost of shares repurchased................   (180,343)
                                               -----------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions............................     (4,836)
                                               -----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS...     (5,400)
   NET ASSETS:
   Beginning of period.......................     69,226
                                               -----------
   End of period.............................  $  63,826
                                               -----------
   Accumulated undistributed net investment
     income..................................  $   3,415
                                               -----------
   Shares issued and repurchased:
     Sold....................................     15,669
     Issued in reinvestment of dividends and
       distributions.........................        375
     Repurchased.............................    (16,372)
                                               -----------
   Net increase (decrease)...................       (328)
                                               -----------


    See Notes to Financial Statements
---------------------

   O
---------------------

ANCHOR PATHWAY FUND
NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: Anchor Pathway Fund (the "Fund") is a Massachusetts Business Trust. Its Agreement and Declaration of Trust permits the issuance of an unlimited number of shares ($.01 par value per share) of beneficial interest in seven separate series, with shares of each series representing an interest in a separate portfolio of assets and operating as a distinct fund. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Fund are offered only to Variable Separate Accounts, a separate account of Anchor National Life Insurance Company which offers annuity contracts.

The investment objectives for each series are as follows:

The GROWTH SERIES seeks growth of capital by investing primarily in common stocks or securities with common stock characteristics that demonstrate the potential for appreciation.

The INTERNATIONAL SERIES seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of issuers that are domiciled outside the U.S., including those domiciled in developing countries.

The GROWTH-INCOME SERIES seeks growth of capital and income by investing primarily in common stocks or securities with common stock characteristics that demonstrate the potential for solid growth and dividends.

The ASSET ALLOCATION SERIES seeks high total return (including income and capital gains) consistent with preservation of capital over the long-term by investing in a diversified portfolio of common stocks, bonds and money market instruments.

The HIGH YIELD BOND SERIES seeks high current income with capital appreciation as a secondary objective by investing primarily in intermediate and long-term corporate debt obligations, with emphasis on higher yielding, higher risk, lower rated or unrated corporate securities, which are commonly known as "junk bonds."

The U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES seeks high current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities issued or guaranteed by the U.S. Government (i.e., backed by the full faith and credit of the U.S.) and other debt securities rated in the highest rating category (or that are determined to be of comparable quality by the investment adviser).

The CASH MANAGEMENT SERIES seeks high current yield while preserving capital by investing in high quality money market instruments.

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service or a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange the Fund uses the exchange that is the primary market for the security. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Trustees.

                                                           ---------------------

FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

  The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. The Fund does not amortize premiums or accrete discounts on fixed income securities, other than short-term securities, except those original issue discounts for which amortization is required for federal income tax purposes; gains and losses realized upon the sale of such securities are based on their identified cost. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

  Common expenses incurred by the Fund are allocated among the series based upon their relative net asset values or other appropriate allocation methods. In all other respects, expenses are charged to each series as incurred on a specific identification basis.

  The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss, and net assets are not affected.

  For the year ended February 29, 2000, the reclassification arising from book/tax differences primarily related to tax adjustments on passive foreign investment companies sold and book/tax characterization of foreign currency transactions, market discount and paydown gains/losses. The reclassifications resulted in increases (decreases) to the components of net assets as follows (dollars in thousands):

                                                                ACCUMULATED     ACCUMULATED
                                                               UNDISTRIBUTED   UNDISTRIBUTED     PAID
                                                               NET REALIZED    NET INVESTMENT     IN
                                                                GAIN/(LOSS)    INCOME/(LOSS)    CAPITAL
                                                                  ----------------------------------
Growth Series...............................................       $  55            $  2         $(57)
International Series........................................        (539)            535            4
Growth-Income Series........................................           3              (3)          --
Asset Allocation Series.....................................         (34)             34           --
High-Yield Bond Series......................................        (468)            468           --
U.S. Government/AAA-Rated Securities Series.................          78             (46)         (32)
Cash Management Series......................................          --              --           --

3. OPERATING POLICIES:

FORWARD FOREIGN CURRENCY CONTRACTS: Certain series may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On settlement date, the Fund records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.
---------------------

4. FEDERAL INCOME TAXES: It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required.

  The amounts of aggregate unrealized gain (loss) and the cost of investment securities for tax purposes, including short-term securities at February 29, 2000, were as follows (dollars in thousands):

                                                                                        NET
                                                           AGGREGATE    AGGREGATE    UNREALIZED
                                                           UNREALIZED   UNREALIZED      GAIN        COST OF     CAPITAL LOSS
                                                              GAIN        (LOSS)       (LOSS)     INVESTMENTS    CARRYOVER+
                                                           -----------------------------------------------------------------
    Growth Series........................................   $622,003    $ (52,775)    $569,228     $672,871        $--
    International Series.................................    148,773       (6,500)     142,273      156,156        --
    Growth-Income Series.................................    163,416     (132,406)      31,010      755,741        --
    Asset Allocation Series..............................     21,601      (14,759)       6,842      103,982        --
    High-Yield Bond Series*..............................      1,189       (7,978)      (6,789)      73,868         8,406
    U.S. Government/AAA-Rated Securities Series*.........        252       (2,189)      (1,937)      60,666         1,945
    Cash Management Series*..............................     --           --           --           73,272             1


                                                           EXPIRATION
                                                              DATE
                                                           -----------
    Growth Series........................................     --
    International Series.................................     --
    Growth-Income Series.................................     --
    Asset Allocation Series..............................     --
    High-Yield Bond Series*..............................    2008
    U.S. Government/AAA-Rated Securities Series*.........  2005-2008
    Cash Management Series*..............................    2008

---------------
  * Post 10/31/99 Capital Loss Deferral: High-Yield Bond Series $1,044, U.S. Government/AAA-Rated Securities Series $712, and Cash Management Series $1.
  + Net capital loss carryover reported as of February 29, 2000, which are available to the extent provided in regulations to offset future capital gains. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

5. BUSINESS MANAGER AND INVESTMENT ADVISER: SunAmerica Asset Management Corp. (the "Business Manager"), pursuant to a business management agreement, manages the business affairs and the administration of the Fund. Effective January 1, 1999, SunAmerica Asset Management Corp., the business manager, became a wholly owned subsidiary of AIG. For providing these services, the Business Manager receives a monthly fee which is accrued daily based on the average net assets of each series of the Fund. Except for the International Series, the Business Manager fee accrues at the annual rate of .24% on that portion of each series' average daily net assets not exceeding $30,000,000 and .20% on that portion of the series' average daily net assets in excess of $30,000,000. The Business Manager fee for the International Series accrues at the annual rate of .24% on the series' average daily net assets.

  Advisory fees paid to Capital Research and Management Company (the "Investment Adviser") are based on the net assets of each series at the following annual rates: .36% on that portion of each series' (except for the International Series) average daily net assets not exceeding $30,000,000 and .30% on that portion of the series' average net assets in excess of $30,000,000. The advisory fee for the International Series accrues at the annual rate of .66% on that portion of the series' average daily net assets not exceeding $60,000,000 and
 .58% on that portion of the series' average daily net assets in excess of $60,000,000.

6. PURCHASES AND SALES OF SECURITIES: Information with respect to purchases and sales of long-term securities (dollars in thousands) for the year ended February 29, 2000, were as follows:

                                                                                                   ASSET
                                                       GROWTH    INTERNATIONAL   GROWTH-INCOME   ALLOCATION   HIGH-YIELD
                                                       SERIES       SERIES          SERIES         SERIES     BOND SERIES
                                                      -------------------------------------------------------------------
       Purchases of portfolio securities............  $276,560      $31,254        $242,187       $30,368       $29,264
       Sales of portfolio securities................   494,176       75,670         374,109        50,758        42,751
       U.S. government securities excluded above
         were as follows:
       Purchases of U.S. government securities......        --           --              --         2,498         5,196
       Sales of U.S. government securities..........        --           --              --         2,375         5,225

                                                         U.S.
                                                      GOVERNMENT/
                                                       AAA-RATED       CASH
                                                      SECURITIES    MANAGEMENT
                                                        SERIES        SERIES
                                                      -------------------------
       Purchases of portfolio securities............    $ 3,298         $--
       Sales of portfolio securities................      6,205         --
       U.S. government securities excluded above
         were as follows:
       Purchases of U.S. government securities......     28,885         --
       Sales of U.S. government securities..........     31,016         --

7. TRANSACTIONS WITH AFFILIATES: The following series incurred brokerage commissions (dollars in thousands) with an affiliated broker:

                                                                         FSC
                                                                      SECURITIES
                                                                        CORP.
                                                                      ----------
        Growth Series...............................................      $1
        Growth-Income Series........................................       1
        Asset Allocation Series.....................................       1

                                                           ---------------------

   O
---------------------

ANCHOR PATHWAY FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                  NET REALIZED      TOTAL      DIVIDENDS     DIVIDENDS
                        NET ASSET      NET        & UNREALIZED       FROM       DECLARED     FROM NET     NET ASSET
                          VALUE      INVEST-      GAIN (LOSS)      INVEST-      FROM NET     REALIZED       VALUE
       PERIOD           BEGINNING      MENT            ON            MENT      INVESTMENT     GAIN ON      END OF      TOTAL
        ENDED           OF PERIOD    INCOME@      INVESTMENTS     OPERATIONS     INCOME     INVESTMENTS    PERIOD     RETURN*
-----------------------------------------------------------------------------------------------------------------------------
                                                        Growth Series
       11/30/95          $34.08       $0.25          $12.02         $12.27       $(0.20)      $ (2.65)     $43.50      37.93%
       11/30/96           43.50        0.18            5.10           5.28        (0.28)        (6.22)      42.28      14.02
       11/30/97           42.28        0.18            8.30           8.48        (0.21)        (6.73)      43.82      23.78
       11/30/98           43.82        0.15           10.18          10.33        (0.20)        (8.62)      45.33      25.21
        2/28/99#          45.33        0.04            6.52           6.56           --            --       51.89      14.47
        2/29/00           51.89        0.11           23.85          23.96        (0.22)       (14.94)      60.69      58.15

                                                    International Series
       11/30/95          $13.26       $0.26          $ 1.11         $ 1.37       $(0.23)      $ (0.50)     $13.90      11.18%
       11/30/96           13.90        0.22            2.46           2.68        (0.46)        (0.31)      15.81      20.03
       11/30/97           15.81        0.17            1.78           1.95        (0.27)        (1.22)      16.27      13.15
       11/30/98           16.27        0.22            2.31           2.53        (0.27)        (4.44)      14.09      14.56
        2/28/99#          14.09          --            1.56           1.56           --            --       15.65      11.07
        2/29/00           15.65        0.11            8.68           8.79        (0.46)        (2.30)      21.68      65.36

                                                    Growth-Income Series
       11/30/95          $26.46       $0.71          $ 7.46         $ 8.17       $(0.76)      $ (2.23)     $31.64      33.47%
       11/30/96           31.64        0.67            5.87           6.54        (0.77)        (2.10)      35.31      21.88
       11/30/97           35.31        0.66            6.91           7.57        (0.75)        (5.10)      37.03      24.62
       11/30/98           37.03        0.62            4.91           5.53        (0.71)        (6.80)      35.05      15.07
        2/28/99#          35.05        0.15            1.45           1.60           --            --       36.65       4.56
        2/29/00           36.65        0.65            1.03           1.68        (0.88)       (10.09)      27.36       2.79

                                                   Asset Allocation Series
       11/30/95          $12.62       $0.55          $ 3.16         $ 3.71       $(0.68)      $ (0.38)     $15.27      31.01%
       11/30/96           15.27        0.56            2.17           2.73        (0.63)        (1.14)      16.23      19.34
       11/30/97           16.23        0.55            2.00           2.55        (0.63)        (1.65)      16.50      17.86
       11/30/98           16.50        0.55            0.98           1.53        (0.61)        (2.08)      15.34       9.28
        2/28/99#          15.34        0.14            0.08           0.22           --            --       15.56       1.43
        2/29/00           15.56        0.50            0.52           1.02        (0.85)        (2.96)      12.77       6.57

                                                   High-Yield Bond Series
       11/30/95          $13.05       $1.26          $ 0.99         $ 2.25       $(1.56)      $ (0.13)     $13.61      18.97%
       11/30/96           13.61        1.21            0.56           1.77        (1.53)           --       13.85      14.05
       11/30/97           13.85        1.19            0.44           1.63        (1.43)           --       14.05      12.76
       11/30/98           14.05        1.22           (0.73)          0.49        (1.39)        (0.32)      12.83       3.22
        2/28/99#          12.83        0.31           (0.25)          0.06           --            --       12.89       0.47
        2/29/00           12.89        1.09           (1.33)         (0.24)       (2.09)        (0.47)      10.09      (1.63)

                                         U.S. Government/AAA-Rated Securities Series
       11/30/95          $11.53       $0.86          $ 0.85         $ 1.71       $(1.20)      $ (0.06)     $11.98      15.95%
       11/30/96           11.98        0.80           (0.21)          0.59        (1.06)           --       11.51       5.49
       11/30/97           11.51        0.76           (0.14)          0.62        (1.03)           --       11.10       6.09
       11/30/98           11.10        0.68            0.23           0.91        (0.94)           --       11.07       8.70
        2/28/99#          11.07        0.17           (0.21)         (0.04)          --            --       11.03      (0.36)
        2/29/00           11.03        0.68           (0.52)          0.16        (0.99)           --       10.20       1.78

                                                   Cash Management Series
       11/30/95          $11.47       $0.61          $ 0.01         $ 0.62       $(0.44)      $    --      $11.65       5.53%
       11/30/96           11.65        0.55              --           0.55        (0.82)           --       11.38       4.94
       11/30/97           11.38        0.54            0.01           0.55        (0.62)           --       11.31       5.03
       11/30/98           11.31        0.54              --           0.54        (0.83)           --       11.02       5.04
        2/28/99#          11.02        0.12              --           0.12           --            --       11.14       1.09
        2/29/00           11.14        0.51              --           0.51        (0.57)           --       11.08       4.74

                                                 RATIO OF NET
                       NET ASSETS    RATIO OF     INVESTMENT
                         END OF      EXPENSES       INCOME      PORTFOLIO
       PERIOD            PERIOD     TO AVERAGE    TO AVERAGE    TURNOVER
        ENDED           (000'S)     NET ASSETS    NET ASSETS      RATE
---------------------  --------------------------------------------------
                                         Growth Series
       11/30/95        $  897,275      0.55%          0.65%       23.72%
       11/30/96           813,164      0.55           0.46        25.51
       11/30/97           801,230      0.54           0.44        29.01
       11/30/98           836,355      0.54           0.34        32.37
        2/28/99           907,320      0.55+          0.34+        5.75
        2/29/00         1,251,933      0.54           0.20        29.85
                                      International Series
       11/30/95        $  228,134      1.05%          1.95%       16.79%
       11/30/96           249,144      1.02           1.56        44.94
       11/30/97           223,337      1.04           0.99        47.45
       11/30/98           193,763      1.03           1.50        60.19
        2/28/99           204,521      1.05+         (0.08)+       5.28
        2/29/00           298,974      1.04           0.65        15.52
                                      Growth-Income Series
       11/30/95        $  882,143      0.55%          2.52%       18.81%
       11/30/96           919,356      0.55           2.07        23.72
       11/30/97           950,432      0.54           1.88        30.06
       11/30/98           915,994      0.54           1.76        32.42
        2/28/99           914,110      0.55+          1.63+        7.57
        2/29/00           787,940      0.54           1.96        32.46
                                    Asset Allocation Series
       11/30/95        $  153,608      0.59%          4.04%       53.58%
       11/30/96           153,060      0.58           3.74        40.97
       11/30/97           155,446      0.59           3.49        39.14
       11/30/98           134,069      0.58           3.56        31.43
        2/28/99           129,800      0.62+          3.57+        9.77
        2/29/00           111,474      0.60           3.50        29.03
                                     High-Yield Bond Series
       11/30/95        $  146,590      0.59%          9.66%       31.64%
       11/30/96           131,337      0.58           9.09        36.99
       11/30/97           118,670      0.61           8.68        64.49
       11/30/98           100,061      0.60           9.18        78.82
        2/28/99            91,248      0.67+          9.61+       12.05
        2/29/00            67,629      0.66           9.70        46.72
                          U.S. Government/AAA-Rated Securities Series
       11/30/95        $  134,938      0.59%          7.49%       43.43%
       11/30/96           108,852      0.59           7.03        17.12
       11/30/97            81,609      0.63           6.93        46.17
       11/30/98            79,685      0.63           6.20       163.75
        2/28/99            75,281      0.70+          6.08+       29.54
        2/29/00            59,747      0.67           6.41        49.34
                                     Cash Management Series
       11/30/95        $  100,872      0.58%          5.32%          --%
       11/30/96            89,236      0.58           4.81           --
       11/30/97            69,226      0.63           4.87           --
       11/30/98            63,826      0.63           4.91           --
        2/28/99            82,247      0.69+          4.40+          --
        2/29/00            69,693      0.64           4.65           --

---------------

@ Calculated based upon average shares outstanding

* Total return is not annualized and does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.

#  The Series changed its fiscal year end from November 30 to February 28.

+  Annualized

See Notes to Financial Statements

---------------------

   O
---------------------

ANCHOR PATHWAY FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES AND SHAREHOLDER OF ANCHOR PATHWAY FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Growth Series, International Series, Growth-Income Series, Asset Allocation Series, High-Yield Bond Series, U.S. Government/AAA-Rated Securities Series and Cash Management Series (constituting the Anchor Pathway Fund, hereafter referred to as the "Fund") at February 29, 2000, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

1177 Avenue of the Americas
New York, New York
April 14, 2000

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    SHAREHOLDER TAX INFORMATION

    (UNAUDITED)

      Certain tax information regarding the Anchor Pathway Fund is required to be provided to the shareholder based upon each Fund's income and distributions for the year ended February 29, 2000.

      During the year ended February 29, 2000 the Funds paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

                                                                  NET            NET              NET        QUALIFYING % FOR THE
                                                     TOTAL     INVESTMENT     SHORT-TERM       LONG-TERM        70% DIVIDENDS
                                                   DIVIDENDS     INCOME     CAPITAL GAINS*   CAPITAL GAINS    RECEIVED DEDUCTION
   ------------------------------------------------------------------------------------------------------------------------------
   Growth Series.................................   $15.16       $0.22          $0.36           $14.58             85.54%
   International Series..........................     2.76        0.46           0.35             1.95                 --
   Growth-Income Series..........................    10.97        0.88           0.88             9.21              44.95
   Asset Allocation Series.......................     3.81        0.85           0.18             2.78              27.48
   High-Yield Bond Series........................     2.56        2.09           0.05             0.42               4.01
   U.S. Government/AAA-Rated Securities Series...     0.99        0.99             --               --                 --
   Cash Management Series........................     0.57        0.57             --               --                 --

      The International Series makes an election under Internal Revenue Code
    Section 853 to pass through foreign taxes paid by the International Series to its shareholder. The total amount of foreign taxes passed through to the shareholder for the fiscal year ended February 29, 2000 was $304,929. The gross foreign source income for information reporting is $2,576,310.
---------------

  * Short-term capital gains are treated as ordinary income for tax purposes.

---------------------

   O
---------------------

    COMPARISONS: PORTFOLIOS VS. INDEXES

              The following graphs compare the performance of a $10,000 investment in certain of the Anchor Pathway Fund portfolios to a $10,000 investment in a securities index. Each index has been chosen by Capital Research and Management Company (CRMC), the fund's money manager, as an appropriate comparison.

              THESE GRAPHS COMPARE THE PERFORMANCE OF THE PORTFOLIOS AT THE ANCHOR PATHWAY FUND LEVEL AND INCLUDE ALL FUND EXPENSES BUT NO INSURANCE COMPANY EXPENSES AND NO CONTINGENT DEFERRED SALES CHARGE. IF THESE CHARGES HAD BEEN TAKEN INTO CONSIDERATION, THE PERFORMANCE SHOWN FOR THE PORTFOLIOS WOULD BE REDUCED. NO EXPENSES ARE DEDUCTED FROM THE PERFORMANCE OF THE INDEXES AND ALL DIVIDENDS ARE ASSUMED TO BE REINVESTED.

[GROWTH SERIES PERFORMANCE GRAPH]

                                                                       GROWTH SERIES                 S&P 500 COMPOSITE INDEX
                                                                       -------------                 -----------------------
2/90                                                                       10000                              10000
11/90                                                                       9610                               9972
11/91                                                                      12166                              12008
11/92                                                                      14781                              14225
11/93                                                                      17479                              15657
11/94                                                                      18061                              15825
11/95                                                                      24911                              21673
11/96                                                                      28404                              27713
11/97                                                                      35160                              35628
11/98                                                                      44025                              44064
2/99                                                                       50396                              47045
2/00                                                                       79699                              52558

              ------------------------------------------------------------------


               ------------------------------------------------

               GROWTH SERIES
               AVERAGE ANNUAL TOTAL RETURN AS OF 2/29/00

               ------------------------------------------------

                    1-year                        58.15%
                    5-year                        32.63%
                   10-year                        23.07%

               ------------------------------------------------


              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

[INTERNATIONAL SERIES PERFORMANCE GRAPH]

                                                                    INTERNATIONAL SERIES                 MSCI EAFE INDEX
                                                                    --------------------                 ---------------
5/90                                                                       10000                              10000
11/90                                                                       9680                               9483
11/91                                                                      10221                              10310
11/92                                                                      10253                               9508
11/93                                                                      13063                              11852
11/94                                                                      14130                              13646
11/95                                                                      15710                              14724
11/96                                                                      18857                              16504
11/97                                                                      21336                              16483
11/98                                                                      24442                              19249
2/99                                                                       27149                              19487
2/00                                                                       44892                              24508

               ------------------------------------------------

               INTERNATIONAL SERIES
               AVERAGE ANNUAL TOTAL RETURN AS OF 2/29/00

               ------------------------------------------------

                    1-year                        65.36%
                    5-year                        26.69%
                   10-year                         N/A
                   Since Inception (5/9/90)       16.50%
               ------------------------------------------------


              ------------------------------------------------------------------
              [GROWTH-INCOME SERIES PERFORMANCE GRAPH]

                                                                    GROWTH-INCOME SERIES             S&P 500 COMPOSITE INDEX
                                                                    --------------------             -----------------------
2/90                                                                       10000                              10000
11/90                                                                       9656                               9972
11/91                                                                      11698                              12008
11/92                                                                      13572                              14225
11/93                                                                      15247                              15657
11/94                                                                      15559                              15825
11/95                                                                      20758                              21673
11/96                                                                      25301                              27713
11/97                                                                      31530                              35628
11/98                                                                      36281                              44064
2/99                                                                       37937                              47045
2/00                                                                       38984                              52558

               ------------------------------------------------

               GROWTH-INCOME SERIES
               AVERAGE ANNUAL TOTAL RETURN AS OF 2/29/00

               ------------------------------------------------

                    1-year                         2.79%
                    5-year                        18.72%
                   10-year                        14.58%

               ------------------------------------------------

              ------------------------------------------------------------------
              The graphs represent past performance, which is not indicative of future results.

---------------------

[ASSET ALLOCATION SERIES PERFORMANCE GRAPH]

                                                 ASSET ALLOCATION SERIES     S&P 500 COMPOSITE INDEX      SALOMON SMITH BARNEY
                                                 -----------------------     -----------------------      INVESTMENT GRADE BOND
                                                                                                                  INDEX
                                                                                                          ---------------------
2/90                                                    10000.00                    10000.00                    10000.00
11/90                                                   10028.00                     9972.00                    10842.00
11/91                                                   11899.00                    12008.00                    12404.00
11/92                                                   13541.00                    14225.00                    13533.00
11/93                                                   14998.00                    15657.00                    15021.00
11/94                                                   14872.00                    15825.00                    14565.00
11/95                                                   19464.00                    21673.00                    17158.00
11/96                                                   23252.00                    27713.00                    18185.00
11/97                                                   27404.00                    35628.00                    19562.00
11/98                                                   29947.00                    44064.00                    21417.00
2/99                                                    30376.00                    47045.00                    21263.00
2/00                                                    32373.00                    52558.00                    21493.00

               ------------------------------------------------

               ASSET ALLOCATION SERIES
               AVERAGE ANNUAL TOTAL RETURN AS OF 2/29/00

               ------------------------------------------------

                    1-year                         6.57%
                    5-year                        15.10%
                   10-year                        12.68%

               ------------------------------------------------

              ------------------------------------------------------------------
              [HIGH-YIELD BOND SERIES PERFORMANCE GRAPH]

                                                 HIGH-YIELD BOND SERIES       SALOMON SMITH BARNEY        SALOMON SMITH BARNEY
                                                 ----------------------       LONG-TERM HIGH-YIELD        INVESTMENT GRADE BOND
                                                                                      INDEX                       INDEX
                                                                              --------------------        ---------------------
2/90                                                    10000.00                    10000.00                    10000.00
11/90                                                   10072.00                     9499.00                    10842.00
11/91                                                   13146.00                    13651.00                    12404.00
11/92                                                   14096.00                    16269.00                    13533.00
11/93                                                   17461.00                    19613.00                    15021.00
11/94                                                   16640.00                    18785.00                    14565.00
11/95                                                   19797.00                    24044.00                    17158.00
11/96                                                   22577.00                    26449.00                    18185.00
11/97                                                   25458.00                    30791.00                    19562.00
11/98                                                   26277.00                    33899.00                    21417.00
2/99                                                    26400.00                    34254.00                    21263.00
2/00                                                    25970.00                    34243.00                    21493.00

               ------------------------------------------------

               HIGH-YIELD BOND SERIES
               AVERAGE ANNUAL TOTAL RETURN AS OF 2/29/00

               ------------------------------------------------

                    1-year                        -1.63%
                    5-year                         8.36%
                   10-year                        10.01%

               ------------------------------------------------


              ------------------------------------------------------------------
              The graphs represent past performance, which is not indicative of future results.

                                                           ---------------------

[RATED SECURITIES SERIES PERFORMANCE GRAPH]

                                                                                                       SALOMON SMITH BARNEY
                                                              U.S. GOV'T/AAA-RATED SECURITIES            TREASURY/GOV'T-
                                                                           SERIES                    SPONSORED/MORTGAGE INDEX
                                                              -------------------------------        ------------------------
2/90                                                                      10000.00                           10000.00
11/90                                                                     10790.00                           10881.00
11/91                                                                     12257.00                           12395.00
11/92                                                                     13465.00                           13489.00
11/93                                                                     15150.00                           14900.00
11/94                                                                     14527.00                           14474.00
11/95                                                                     16844.00                           16954.00
11/96                                                                     17769.00                           17957.00
11/97                                                                     18850.00                           19311.00
11/98                                                                     20491.00                           21146.00
2/99                                                                      20417.00                           21010.00
2/00                                                                      20780.00                           21804.00


               ------------------------------------------------

               U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES
               AVERAGE ANNUAL TOTAL RETURN AS OF 2/29/00

               ------------------------------------------------

                    1-year                         1.78%
                    5-year                         6.44%
                   10-year                         7.59%

               ------------------------------------------------


              ------------------------------------------------------------------

              The graph represents past performance, which is not indicative of future results.
---------------------
                                      A-42